================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                    FORM N-Q

                               -----------------

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-7440

                               -----------------

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
               (Exact name of registrant as specified in charter)

                               -----------------

               6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices) (Zip code)

                               -----------------

           Catherine L. Newell, Esquire, Vice President and Secretary
                    Dimensional Emerging Markets Value Fund,
               6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                               -----------------

       Registrant's telephone number, including area code: (512) 306-7400

                      Date of fiscal year end: October 31
                    Date of reporting period: July 31, 2013

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                                   FORM N-Q
                                 July 31, 2013
                                  (UNAUDITED)

                               Table of Contents

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES.................................   1

SCHEDULE OF INVESTMENTS                                                       2
NOTES TO SCHEDULE OF INVESTMENTS
   Organization............................................................  47
   Security Valuation......................................................  47
   Financial Instruments...................................................  48
   Federal Tax Cost........................................................  48
   Recently Issued Accounting Standards....................................  48
   Subsequent Event Evaluations............................................  48

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments
-----------------------

 Investment Abbreviations

    ADR      American Depositary Receipt
    FNMA     Federal National Mortgage Association
    GDR      Global Depositary Receipt
    P.L.C.   Public Limited Company

 Investment Footnotes

    +        See Security Valuation Note within the Notes to Schedules of
             Investments.
    ++       Securities have generally been fair valued. See Security
             Valuation Note within the Notes to Schedules of Investments.
    *        Non-Income Producing Securities.
    #        Total or Partial Securities on Loan.
    @        Security purchased with cash proceeds from Securities on Loan.
    ^^       See Federal Tax Cost Note within the Notes to Schedules of
             Investments.
    --       Amounts designated as -- are either zero or rounded to zero.
    (S)      Affiliated Fund.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                        ---------- ------------
COMMON STOCKS -- (90.0%)
BRAZIL -- (7.2%)
  *Banco ABC Brasil SA.................................     20,868 $    109,767
   Banco Alfa de Investimento SA.......................     82,400      233,329
   Banco do Brasil SA..................................  5,349,973   53,163,209
   Banco Santander Brasil SA...........................  1,828,417   10,907,908
  #Banco Santander Brasil SA ADR....................... 18,012,780  108,436,936
   Bematech SA.........................................    670,500    2,216,043
  *BHG SA - Brazil Hospitality Group...................    249,814    1,839,645
   BM&FBovespa SA...................................... 24,222,774  130,598,163
   BR Malls Participacoes SA...........................    779,797    6,911,476
  *BrasilAgro - Co. Brasileira de
    Propriedades Agricolas.............................     36,300      164,208
 #*Braskem SA Sponsored ADR............................    601,077    9,244,601
  *Brookfield Incorporacoes SA.........................  8,970,058    6,526,967
  *CCX Carvao da Colombia SA...........................    198,100       85,098
   Cia Providencia Industria e Comercio SA.............    359,200    1,212,370
  *CR2 Empreendimentos Imobiliarios SA.................     99,200      176,106
   Cremer SA...........................................    233,470    1,507,447
   Eternit SA..........................................    248,901    1,044,111
   Even Construtora e Incorporadora SA.................  4,862,748   18,096,623
  *Fertilizantes Heringer SA...........................    260,400      991,902
  *Fibria Celulose SA..................................  2,066,664   23,009,738
 #*Fibria Celulose SA Sponsored ADR....................  4,175,136   46,260,507
   Forjas Taurus SA....................................    224,056      296,109
  *Gafisa SA...........................................  5,930,378    7,174,630
 #*Gafisa SA ADR.......................................  3,374,767    8,133,188
  *General Shopping Brasil SA..........................    183,030      661,888
   Gerdau SA...........................................  1,936,688   10,628,502
   Gerdau SA Sponsored ADR............................. 13,323,654   84,471,966
   Grendene SA.........................................    494,004    4,612,306
   Hypermarcas SA......................................  3,202,946   23,179,538
  *IdeiasNet SA........................................    445,049      251,655
  *Industrias Romi SA..................................    635,500    1,295,319
   JBS SA.............................................. 17,008,240   47,490,516
   JHSF Participacoes SA...............................    729,727    1,807,245
   Kepler Weber SA.....................................    102,569      809,276
  *Log-in Logistica Intermodal SA......................    793,900    3,619,155
   Magnesita Refratarios SA............................  3,147,666    9,354,626
  *Marfrig Alimentos SA................................  5,057,848   15,984,870
  *Metalfrio Solutions SA..............................     65,900      107,169
  *MMX Mineracao e Metalicos SA........................  2,671,596    1,932,248
   MRV Engenharia e Participacoes SA...................  1,679,428    4,777,648
  *OSX Brasil SA.......................................    754,712      423,447
  *Paranapanema SA.....................................  4,323,343    8,603,668
  *PDG Realty SA Empreendimentos e Participacoes....... 27,534,219   22,207,449
   Petroleo Brasileiro SA..............................  5,861,835   39,518,277
  #Petroleo Brasileiro SA ADR.......................... 18,950,587  258,486,007
  #Petroleo Brasileiro SA Sponsored ADR................ 21,759,464  312,030,714
  *Plascar Participacoes Industriais SA................    337,255       72,437
   Positivo Informatica SA.............................    671,026    1,176,542
   Profarma Distribuidora de Produtos Farmaceuticos SA.    248,425    2,232,324
   Rodobens Negocios Imobiliarios SA...................    343,616    2,268,331
  *Rossi Residencial SA................................ 10,841,395   12,640,809

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       SHARES        VALUE++
                                                    ------------- --------------
BRAZIL -- (Continued)
   Sao Carlos Empreendimentos e Participacoes SA...        68,000 $    1,089,443
   Sao Martinho SA.................................       552,063      5,994,083
   SLC Agricola SA.................................       969,591      8,096,394
  *Springs Global Participacoes SA.................     1,522,699      1,595,218
   Sul America SA..................................       383,090      2,293,822
  *Tecnisa SA......................................       861,104      3,461,250
   Tereos Internacional SA.........................       526,672        634,864
   TPI - Triunfo Participacoes e Investimentos SA..       241,600      1,108,796
   Trisul SA.......................................        95,461        175,745
  *Usinas Siderurgicas de Minas Gerais SA..........     2,197,000      8,445,740
  *Vanguarda Agro SA...............................     3,052,579      4,817,009
   Via Varejo SA...................................        42,731        432,864
  *Viver Incorporadora e Construtora SA............     3,433,092        466,504
                                                                  --------------
TOTAL BRAZIL.......................................                1,347,595,745
                                                                  --------------
CHILE -- (1.5%)
   Cementos BIO BIO SA.............................       665,307        738,007
   Cencosud SA.....................................       801,987      3,644,331
   Cia General de Electricidad SA..................     1,225,552      7,394,335
  *Cia Pesquera Camanchaca SA......................        10,000            416
  *Cia Sud Americana de Vapores SA.................    53,657,424      2,871,615
   Cintac SA.......................................       155,202         50,591
   Corpbanca SA.................................... 1,137,122,867     11,286,030
   Cristalerias de Chile SA........................       264,624      2,250,476
   Cruz Blanca Salud SA............................       184,671        123,989
   CTI Cia Tecno Industrial SA.....................       488,163         19,428
  #Embotelladora Andina SA Class A ADR.............        19,478        500,585
   Empresas CMPC SA................................    20,287,290     59,221,436
   Empresas COPEC SA...............................     2,349,354     30,495,653
   Empresas Hites SA...............................     1,492,236      1,155,804
   Empresas Iansa SA...............................    49,008,058      2,184,070
  *Empresas La Polar SA............................        55,016         13,062
   Enersis SA......................................    74,116,988     22,335,342
  #Enersis SA Sponsored ADR........................     5,426,822     82,487,694
   Gasco SA........................................       159,015      1,810,329
   Grupo Security SA...............................       990,395        354,623
   Inversiones Aguas Metropolitanas SA.............     6,064,028     11,458,930
   Latam Airlines Group SA.........................       311,708      4,198,367
  #Latam Airlines Group SA Sponsored ADR...........       197,965      2,662,629
   Madeco SA.......................................    64,223,012      1,974,747
   Masisa SA.......................................    42,602,089      3,440,667
   Parque Arauco SA................................       167,834        358,597
   PAZ Corp. SA....................................     1,839,510        841,267
   Ripley Corp. SA.................................    11,760,507      8,914,503
   Salfacorp SA....................................     1,779,540      1,752,354
   Sociedad Matriz SAAM SA.........................    51,571,533      4,546,444
   Sociedad Quimica y Minera de Chile SA Class A...        30,840      1,002,293
   Socovesa SA.....................................     5,734,516      1,673,985
   Soquimich Comercial SA..........................       189,354         46,807
   Vina Concha y Toro SA...........................     1,559,467      2,822,427
   Vina Concha y Toro SA Sponsored ADR.............         2,846        103,537

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- ------------
CHILE -- (Continued)
   Vina San Pedro Tarapaca SA..........................  57,038,434 $    347,992
                                                                    ------------
TOTAL CHILE............................................              275,083,362
                                                                    ------------
CHINA -- (14.0%)
  #361 Degrees International, Ltd......................   6,803,000    1,543,122
   Agile Property Holdings, Ltd........................  18,252,000   19,159,983
   Agricultural Bank of China, Ltd. Class H............ 255,464,000  103,287,354
   Air China, Ltd. Class H.............................   3,578,000    2,420,123
 #*Aluminum Corp. of China, Ltd. ADR...................     276,693    2,127,769
 #*Aluminum Corp. of China, Ltd. Class H...............  11,832,000    3,639,124
   AMVIG Holdings, Ltd.................................   5,605,100    2,473,843
 #*Angang Steel Co., Ltd. Class H......................  16,143,640    8,854,600
   Anhui Tianda Oil Pipe Co., Ltd......................   2,847,412      443,757
   Asia Cement China Holdings Corp.....................   7,821,500    3,406,044
   Asian Citrus Holdings, Ltd..........................   7,229,000    2,376,866
 #*Ausnutria Dairy Corp., Ltd..........................     268,000       50,451
  *AVIC International Holding HK, Ltd..................  19,134,285      850,424
  *AVIC International Holdings, Ltd....................   2,526,000      988,055
  #Bank of China, Ltd. Class H......................... 989,630,331  413,089,508
   Bank of Communications Co., Ltd. Class H............ 110,893,574   72,125,034
   Baoye Group Co., Ltd. Class H.......................   2,117,120    1,558,610
   BBMG Corp. Class H..................................   2,804,000    1,769,690
   Beijing Capital International Airport Co., Ltd.
     Class H...........................................  24,271,599   15,041,356
   Beijing Capital Land, Ltd. Class H..................  17,871,060    6,451,868
   Beijing Enterprises Holdings, Ltd...................   5,500,000   36,612,977
   Beijing Jingkelong Co., Ltd. Class H................     461,000      149,755
   Beijing North Star Co., Ltd. Class H................   8,382,000    1,858,122
  *Besunyen Holdings Co., Ltd..........................   1,963,000       77,184
   Boer Power Holdings, Ltd............................   1,532,000    1,020,011
 #*BYD Electronic International Co., Ltd...............  13,059,136    6,827,741
   C C Land Holdings, Ltd..............................  20,944,286    5,392,265
 #*Carnival Group International Holdings, Ltd..........   1,700,000       65,678
   Carrianna Group Holdings Co., Ltd...................   3,394,391      673,332
   Central China Real Estate, Ltd......................   8,003,350    2,394,968
   Changshouhua Food Co., Ltd..........................     647,000      539,542
 #*Chaoda Modern Agriculture Holdings, Ltd.............  37,445,412    3,182,860
  #Chaowei Power Holdings, Ltd.........................      80,000       38,117
  *Chigo Holding, Ltd..................................  48,856,000    1,239,782
   China Aerospace International Holdings, Ltd.........  32,830,000    3,718,541
   China Agri-Industries Holdings, Ltd.................  30,816,500   14,294,595
   China All Access Holdings, Ltd......................      60,000       19,550
   China Aoyuan Property Group, Ltd....................  15,091,000    3,051,145
   China Automation Group, Ltd.........................   6,821,000    1,344,474
   China BlueChemical, Ltd.............................   3,450,878    1,591,774
 #*China Chengtong Development Group, Ltd..............   4,982,000      160,089
   China CITIC Bank Corp., Ltd. Class H................ 113,494,716   52,490,955
  #China Coal Energy Co., Ltd. Class H.................  60,445,000   32,233,483
   China Communications Construction Co., Ltd. Class H.  65,910,327   50,332,413
   China Communications Services Corp., Ltd. Class H...  29,797,071   19,475,234
   China Construction Bank Corp. Class H............... 281,910,940  210,192,856
 #*China COSCO Holdings Co., Ltd. Class H..............  37,168,500   15,319,594
  #China Dongxiang Group Co............................  46,914,127    8,399,278
  *China Energine International Holding, Ltd...........   7,322,390      362,874

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- ------------
CHINA -- (Continued)
   China Everbright, Ltd...............................  12,195,869 $ 17,272,833
   China Fiber Optic Network System Group, Ltd.........     736,000      103,370
   China Foods, Ltd....................................     132,000       51,712
  *China Glass Holdings, Ltd...........................   9,128,000      963,629
  *China Green Holdings, Ltd...........................   7,842,800      808,695
  #China Haidian Holdings, Ltd.........................  22,761,108    2,052,793
  #China High Precision Automation Group, Ltd..........     429,000       67,484
 #*China High Speed Transmission Equipment Group Co.,
     Ltd...............................................  17,215,000    7,756,317
 #*China Huiyuan Juice Group, Ltd......................   8,259,483    3,405,911
  *China ITS Holdings Co., Ltd.........................   7,630,000    1,846,122
  #China Lumena New Materials Corp.....................  53,360,000    9,895,254
  #China Merchants Bank Co., Ltd. Class H..............   2,104,000    3,527,802
  #China Merchants Holdings International Co., Ltd.....   9,288,279   29,003,044
 #*China Metal Recycling Holdings, Ltd.................   3,259,800    3,963,577
  *China Mining Resources Group, Ltd...................  22,647,100      348,219
  #China Minsheng Banking Corp., Ltd. Class H..........  55,996,500   56,616,183
  *China Mobile Games & Entertainment Group, Ltd. ADR..      24,079      332,049
   China Molybdenum Co., Ltd. Class H..................      96,263       36,596
  #China National Building Material Co., Ltd. Class H..   7,688,000    6,928,494
  #China National Materials Co., Ltd...................  14,470,000    2,981,198
 #*China New Town Development Co., Ltd.................  19,348,022    1,519,637
   China Nickel Resources Holdings Co., Ltd............   5,532,000      259,994
  *China Oriental Group Co., Ltd.......................      26,000        3,550
  #China Petroleum & Chemical Corp. ADR................   1,291,935   95,977,836
   China Petroleum & Chemical Corp. Class H............ 212,971,575  158,180,082
 #*China Precious Metal Resources Holdings Co., Ltd....   5,912,000      960,151
 #*China Properties Group, Ltd.........................   7,347,000    1,854,510
   China Qinfa Group, Ltd..............................   6,458,000      457,079
  #China Railway Construction Corp., Ltd. Class H......  29,430,014   29,875,877
   China Railway Group, Ltd. Class H...................   2,342,000    1,255,147
  #China Rare Earth Holdings, Ltd......................  20,963,000    3,077,871
   China Resources Land, Ltd...........................   1,064,107    2,919,804
 #*China Rongsheng Heavy Industries Group Holdings,
     Ltd...............................................  25,841,000    2,728,302
  *China Sandi Holdings, Ltd...........................     259,110       19,344
 #*China SCE Property Holdings, Ltd....................   1,385,000      321,643
   China Shanshui Cement Group, Ltd....................   1,013,000      401,755
 #*China Shipping Container Lines Co., Ltd. Class H....  56,393,700   13,648,743
 #*China Shipping Development Co., Ltd. Class H........  19,327,488    8,383,917
   China South City Holdings, Ltd......................  13,892,462    3,401,041
   China Southern Airlines Co., Ltd. Class H...........  20,688,000    7,590,900
   China Starch Holdings, Ltd..........................  18,995,000      482,103
  *China Sunshine Paper Holdings Co., Ltd..............     689,000       68,372
   China Taifeng Beddings Holdings, Ltd................     640,000      127,776
   China Tianyi Holdings, Ltd..........................     988,000      193,420
  *China Tontine Wines Group, Ltd......................   7,784,000      336,109
   China Travel International Inv HK...................  52,275,631    9,566,098
   China Unicom Hong Kong, Ltd.........................   4,822,000    7,120,683
  #China Unicom Hong Kong, Ltd. ADR....................   7,316,862  107,045,691
  *China Vanadium Titano - Magnetite Mining Co., Ltd...  14,828,000    1,968,503
   China WindPower Group Ltd...........................     830,000       32,074
 #*China Yurun Food Group, Ltd.........................  13,456,000    9,409,269
 #*China ZhengTong Auto Services Holdings, Ltd.........     947,000      464,725
 #*China Zhongwang Holdings, Ltd.......................  20,874,954    5,971,909

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES     VALUE++
                                                          ---------- -----------
CHINA -- (Continued)
  *Chongqing Iron & Steel Co., Ltd. Class H..............  6,356,000 $   859,357
  #Chongqing Machinery & Electric Co., Ltd. Class H...... 18,992,000   2,176,648
   Chongqing Rural Commercial Bank Class H...............  3,619,000   1,486,518
   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings,
     Ltd.................................................  5,728,000   1,461,271
  #CITIC Pacific, Ltd.................................... 17,055,000  18,567,122
  *CITIC Resources Holdings, Ltd......................... 42,880,000   5,855,490
   Clear Media, Ltd......................................    666,000     493,375
  *Coastal Greenland, Ltd................................  2,202,000     127,447
 #*Comba Telecom Systems Holdings, Ltd...................  4,323,500   1,547,457
  *Comtec Solar Systems Group, Ltd.......................  6,346,000   1,797,100
   Cosco International Holdings, Ltd..................... 10,104,000   3,904,974
   COSCO Pacific, Ltd.................................... 21,402,180  29,982,891
   Country Garden Holdings Co., Ltd......................  3,003,203   1,697,308
  #CPMC Holdings, Ltd....................................    129,000      83,959
   CSPC Pharmaceutical Group, Ltd........................ 11,576,000   6,084,242
  *DaChan Food Asia, Ltd.................................  3,535,000     460,372
   Dalian Port PDA Co., Ltd. Class H..................... 14,226,000   2,842,755
   DaMing International Holdings, Ltd....................     32,000       4,162
   Dawnrays Pharmaceutical Holdings, Ltd.................     92,000      31,417
  #Dongyue Group.........................................    763,000     294,805
 #*Dynasty Fine Wines Group, Ltd.........................  9,228,600   1,713,495
   Embry Holdings, Ltd...................................    544,000     311,267
   EVA Precision Industrial Holdings, Ltd................  1,268,000     186,224
 #*Evergrande Real Estate Group, Ltd..................... 27,726,000  11,033,197
   Evergreen International Holdings, Ltd.................  1,628,000     356,615
   Fantasia Holdings Group Co., Ltd...................... 10,268,515   1,704,075
  #Fosun International, Ltd.............................. 14,695,744  11,132,693
  #Franshion Properties China, Ltd....................... 44,364,580  14,124,984
  *Fufeng Group, Ltd.....................................  2,658,000   1,071,780
  *GCL-Poly Energy Holdings, Ltd.........................  4,741,000   1,202,109
  *Global Bio-Chem Technology Group Co., Ltd............. 35,702,360   3,034,940
  *Global Sweeteners Holdings, Ltd....................... 10,400,350     635,918
 #*Glorious Property Holdings, Ltd....................... 41,022,000   5,922,219
  *Goldbond Group Holdings, Ltd..........................  1,830,000      66,310
   Golden Meditech Holdings, Ltd......................... 11,909,359   1,457,762
  #Goldlion Holdings, Ltd................................  1,298,000     652,490
  *GOME Electrical Appliances Holding, Ltd............... 51,618,000   5,185,574
  *Great Wall Technology Co., Ltd. Class H...............  7,550,035   1,469,808
  #Greentown China Holdings, Ltd.........................  7,954,591  15,855,938
  #Guangshen Railway Co., Ltd. Class H...................    888,000     393,537
  #Guangshen Railway Co., Ltd. Sponsored ADR.............    426,392   9,406,207
  #Guangzhou Automobile Group Co., Ltd. Class H.......... 27,145,572  26,336,203
   Guangzhou R&F Properties Co., Ltd..................... 11,351,914  17,582,093
   Hainan Meilan International Airport Co., Ltd. Class H.  1,989,000   1,860,599
  *Hanergy Solar Group, Ltd.............................. 42,162,000   3,475,843
   Harbin Electric Co., Ltd. Class H..................... 10,673,474   6,570,455
  *Heng Tai Consumables Group, Ltd....................... 74,825,195   1,475,510
 #*Hidili Industry International Development, Ltd........ 20,082,000   3,258,120
  #HKC Holdings, Ltd..................................... 40,848,878   1,289,803
  *Hopson Development Holdings, Ltd...................... 11,228,000  13,076,180
   Hua Han Bio-Pharmaceutical Holdings, Ltd.............. 16,274,525   4,318,841
  *Huscoke Resources Holdings, Ltd.......................  3,260,000      40,407
   Hutchison Harbour Ring, Ltd...........................  6,830,000     554,603

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
CHINA -- (Continued)
   Industrial & Commercial Bank of China, Ltd. Class H. 148,536,996 $97,560,496
   Inspur International, Ltd...........................  33,726,713   1,346,733
  #Jiangxi Copper Co., Ltd. Class H....................     525,000     882,094
   Jingwei Textile Machinery Class H...................      50,000      30,038
  #Ju Teng International Holdings, Ltd.................  11,466,249   5,551,064
  *Kai Yuan Holdings, Ltd..............................  64,220,000   1,564,561
  *Kaisa Group Holdings, Ltd...........................  21,380,632   4,819,767
  *Kasen International Holdings, Ltd...................   1,885,000     388,620
   Kingboard Chemical Holdings, Ltd....................   9,260,845  20,309,891
   Kingboard Laminates Holdings, Ltd...................   7,016,500   2,802,259
  *Kingway Brewery Holdings, Ltd.......................   2,830,000     996,133
   KWG Property Holding, Ltd...........................  20,557,000  11,782,244
   Lai Fung Holdings, Ltd..............................  53,769,560   1,330,331
   Le Saunda Holdings, Ltd.............................      64,000      22,018
   Lee & Man Paper Manufacturing, Ltd..................   9,620,000   6,256,742
   Leoch International Technology, Ltd.................   1,278,000     125,138
  *Li Ning Co., Ltd....................................   1,554,500     963,096
   Lianhua Supermarket Holdings Co., Ltd. Class H......     101,000      47,392
   Lijun International Pharmaceutical Holding, Ltd.....   1,904,055     638,005
   Lingbao Gold Co., Ltd. Class H......................   4,280,000     899,250
   LK Technology Holdings, Ltd.........................     112,500      15,809
 #*Lonking Holdings, Ltd...............................   9,166,000   1,852,607
  *Loudong General Nice Resources China Holdings, Ltd..  21,592,800   1,419,900
 #*Maanshan Iron & Steel Class H.......................  27,282,000   6,498,154
   Maoye International Holdings, Ltd...................   7,455,000   1,238,578
 #*Metallurgical Corp. of China, Ltd. Class H..........  24,393,659   4,304,089
   MIE Holdings Corp...................................     214,000      46,847
   MIN XIN Holdings, Ltd...............................   1,654,000     785,087
  *Mingyuan Medicare Development Co., Ltd..............   5,270,264      95,774
  #Minmetals Land, Ltd.................................  20,055,205   2,893,674
   Minth Group, Ltd....................................   3,670,000   6,525,188
 #*MMG, Ltd............................................   2,048,000     493,117
  *Nan Hai Corp., Ltd..................................  32,700,000     134,918
  #New World China Land, Ltd...........................  25,450,600  10,423,487
   New World Department Store China, Ltd...............     565,000     288,406
  #Nine Dragons Paper Holdings, Ltd....................  19,317,000  12,184,592
   O-Net Communications Group, Ltd.....................   3,619,000     699,585
   Overseas Chinese Town Asia Holdings, Ltd............     164,000      82,663
  *PAX Global Technology, Ltd..........................     135,000      32,385
  #Peak Sport Products Co., Ltd........................  10,288,000   1,868,640
  *PetroAsian Energy Holdings, Ltd.....................  13,966,084     273,599
  #Poly Property Group Co., Ltd........................  31,419,488  17,045,080
  *Pou Sheng International Holdings, Ltd...............   9,813,529     366,681
  #Powerlong Real Estate Holdings, Ltd.................  10,125,000   2,010,126
 #*Prosperity International Holdings HK, Ltd...........  19,500,000     754,042
   Qingling Motors Co., Ltd. Class H...................  12,058,000   2,858,340
   Qunxing Paper Holdings Co., Ltd.....................   5,020,071   1,307,428
  *Real Gold Mining, Ltd...............................   3,137,500     566,365
  #Real Nutriceutical Group, Ltd.......................  11,046,000   2,973,735
   Regent Manner International Holdings, Ltd...........     738,000     124,649
 #*Renhe Commercial Holdings Co., Ltd..................  45,780,000   2,714,907
  #REXLot Holdings, Ltd................................  95,781,150   6,171,065
   Royale Furniture Holdings, Ltd......................   5,497,007     258,439

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
CHINA -- (Continued)
   Samson Holding, Ltd.................................   7,831,452 $ 1,260,964
   Sany Heavy Equipment International Holdings Co.,
     Ltd...............................................     385,000     113,082
  *Semiconductor Manufacturing International Corp...... 173,313,000  12,765,509
  *Semiconductor Manufacturing International Corp. ADR.   1,331,701   4,874,026
  #Shandong Chenming Paper Holdings, Ltd. Class H......   4,180,318   1,601,049
   Shanghai Industrial Holdings, Ltd...................   8,464,918  26,273,802
 #*Shanghai Industrial Urban Development Group, Ltd....  16,136,000   3,305,319
   Shanghai Jin Jiang International Hotels Group Co.,
     Ltd. Class H......................................  17,400,000   2,804,190
   Shanghai Prime Machinery Co., Ltd. Class H..........   8,790,000     974,122
  *Shanghai Zendai Property, Ltd.......................  19,155,000     347,991
   Shengli Oil & Gas Pipe Holdings, Ltd................   9,946,500     506,009
   Shenzhen International Holdings, Ltd................ 114,256,069  14,572,304
  #Shenzhen Investment, Ltd............................  40,044,234  14,746,533
   Shimao Property Holdings, Ltd.......................  22,765,535  47,837,324
  *Shougang Concord Century Holdings, Ltd..............     802,299      26,871
 #*Shougang Concord International Enterprises Co., Ltd.  83,508,208   3,872,608
  #Shougang Fushan Resources Group, Ltd................  43,564,594  14,259,271
  #Shui On Land, Ltd...................................  58,000,803  17,351,563
  *Sijia Group Co......................................   1,152,649     203,611
   Silver Grant International..........................  20,310,804   2,831,207
  *SIM Technology Group, Ltd...........................  16,989,000     776,365
  *Sino Dragon New Energy Holdings, Ltd................   1,128,000      15,540
  *Sino Oil And Gas Holdings, Ltd......................  97,680,000   2,743,166
   Sino-Ocean Land Holdings, Ltd.......................  43,523,524  22,297,972
  #Sinofert Holdings, Ltd..............................  33,002,000   5,142,514
  *Sinolink Worldwide Holdings, Ltd....................  16,942,508   1,527,655
   Sinopec Kantons Holdings, Ltd.......................   9,629,010   8,770,426
  #Sinotrans Shipping, Ltd.............................  17,281,416   4,118,564
   Sinotrans, Ltd. Class H.............................  24,472,000   4,601,084
  #Sinotruk Hong Kong, Ltd.............................   9,113,335   4,508,947
   SITC International Holdings Co., Ltd................      52,000      16,747
   Skyworth Digital Holdings, Ltd......................  30,901,796  15,755,429
  *SMI Corp., Ltd......................................  11,728,000     249,830
  #SOHO China, Ltd.....................................  29,586,388  24,107,726
  *Solargiga Energy Holdings, Ltd......................  10,560,486     537,360
   Sparkle Roll Group, Ltd.............................     472,000      28,552
  *SPG Land Holdings, Ltd..............................   3,730,575   3,459,249
 #*SRE Group, Ltd......................................  41,222,285   1,353,980
   TCC International Holdings, Ltd.....................  14,035,056   3,415,964
   TCL Communication Technology Holdings, Ltd..........   1,587,392     631,571
   TCL Multimedia Technology Holdings, Ltd.............   7,602,200   4,299,326
   Texhong Textile Group, Ltd..........................   1,256,000   2,075,137
   Tian An China Investment............................   7,019,000   5,244,427
   Tian Shan Development Holdings, Ltd.................     806,000     241,129
  #Tiangong International Co., Ltd.....................  15,623,944   4,186,156
   Tianjin Port Development Holdings, Ltd..............  13,033,657   1,712,705
  #Tianneng Power International, Ltd...................   2,922,280   1,442,394
  #Tomson Group, Ltd...................................   2,979,206     806,299
  #TPV Technology, Ltd.................................  10,594,496   2,090,638
   Travelsky Technology, Ltd. Class H..................  16,817,500  13,132,400
  *Trony Solar Holdings Co., Ltd.......................   8,775,000     712,808
   Truly International Holdings........................  16,069,500   7,232,875
 #*VODone, Ltd.........................................  48,540,000   4,002,266

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
CHINA -- (Continued)
   Wasion Group Holdings, Ltd........................  5,697,291 $    3,718,786
   Weiqiao Textile Co. Class H.......................  7,549,500      4,522,694
  #West China Cement, Ltd............................ 27,792,000      3,901,007
  #Winsway Coking Coal Holdings, Ltd.................  1,688,000         94,546
   Xiamen International Port Co., Ltd. Class H....... 15,252,000      1,926,640
   Xiangyu Dredging Holdings, Ltd....................    124,000         32,916
   Xingda International Holdings, Ltd................ 10,726,000      5,114,451
  #Xinhua Winshare Publishing and Media Co., Ltd.
    Class H..........................................  4,837,000      2,419,073
  #Xinjiang Goldwind Science & Technology Co., Ltd.
    Class H..........................................  1,354,800        758,820
 #*Xinjiang Xinxin Mining Industry Co., Ltd. Class H. 10,075,000      1,427,020
   Xiwang Sugar Holdings Co., Ltd.................... 11,548,736      1,026,119
  #XTEP International Holdings.......................  2,745,500      1,245,021
 #*Yanchang Petroleum International, Ltd............. 46,530,000      2,188,151
   Yantai North Andre Juice Co. Class H..............    236,500         60,972
  #Yanzhou Coal Mining Co., Ltd. Class H.............  3,472,000      2,385,637
   Yip's Chemical Holdings, Ltd......................    438,000        391,738
   Youyuan International Holdings, Ltd...............    148,229         45,838
   Yuanda China Holdings, Ltd........................    168,000         10,711
   Yuexiu Property Co., Ltd.......................... 75,308,170     18,917,473
  #Yuzhou Properties Co..............................  1,385,960        303,563
  #Zhejiang Glass Co., Ltd. Class H..................    437,000             --
   Zhengzhou Coal Mining Machinery Group Co., Ltd.
     Class H.........................................    170,000         97,489
  *Zhong An Real Estate, Ltd.........................  4,868,800      1,135,250
  #Zoomlion Heavy Industry Science and Technology
    Co., Ltd.........................................    318,200        227,417
                                                                 --------------
TOTAL CHINA..........................................             2,626,156,152
                                                                 --------------
COLOMBIA -- (0.1%)
   Almacenes Exito SA................................     13,287        218,370
   Cementos Argos SA.................................    364,811      1,665,452
  *Fabricato SA...................................... 18,582,617        112,785
   Grupo de Inversiones Suramericana SA..............    505,557      9,973,728
   Grupo Nutresa SA..................................    216,375      2,912,027
                                                                 --------------
TOTAL COLOMBIA.......................................                14,882,362
                                                                 --------------
CZECH REPUBLIC -- (0.2%)
   CEZ A.S...........................................     61,477      1,459,387
   Komercni Banka A.S................................     12,216      2,374,024
   Pegas Nonwovens SA................................    142,971      4,321,008
   Telefonica Czech Republic A.S.....................    682,538     10,203,397
  *Unipetrol A.S.....................................  1,424,029     12,558,689
                                                                 --------------
TOTAL CZECH REPUBLIC.................................                30,916,505
                                                                 --------------
HONG KONG -- (0.0%)
  *FU JI Food and Catering Services Holdings, Ltd....    127,500         38,469
                                                                 --------------
HUNGARY -- (0.5%)
  *Danubius Hotel and SpA P.L.C......................    135,631      2,444,475
   EGIS Pharmaceuticals P.L.C........................     61,293      5,682,804
  *FHB Mortgage Bank P.L.C...........................      2,790          4,173
  *Fotex Holding SE..................................    451,256        460,705
   MOL Hungarian Oil and Gas P.L.C...................     83,141      6,245,300
   OTP Bank P.L.C....................................  3,830,223     77,088,484

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
HUNGARY -- (Continued)
  *PannErgy.............................................    119,850 $   160,212
 #*Tisza Chemical Group P.L.C...........................    235,486   2,386,361
                                                                    -----------
TOTAL HUNGARY...........................................             94,472,514
                                                                    -----------
INDIA -- (5.7%)
   Aban Offshore, Ltd...................................    238,529   1,039,491
  *ABG Shipyard, Ltd....................................    260,686   1,170,452
   Adani Enterprises, Ltd...............................  2,427,091   7,037,313
  *Adani Power, Ltd.....................................    635,365     365,331
   Aditya Birla Nuvo, Ltd...............................    560,656  10,772,758
   Ajmera Realty & Infra India, Ltd.....................      7,721       8,901
   Akzo Nobel India, Ltd................................     38,990     639,125
   Alembic Pharmaceuticals, Ltd.........................    418,276   1,062,779
  *Alembic, Ltd.........................................      7,518       2,336
   Allahabad Bank.......................................  1,927,170   2,288,386
   Alok Industries, Ltd.................................  9,592,265   1,076,854
   Amara Raja Batteries, Ltd............................     14,826      58,470
   Amtek Auto, Ltd......................................  1,195,883   1,237,870
   Amtek India, Ltd.....................................    287,953     242,196
   Anant Raj, Ltd.......................................  2,120,058   1,736,639
   Andhra Bank..........................................  2,328,172   2,462,293
  *Ansal Properties & Infrastructure, Ltd...............     19,611       4,793
   Apollo Hospitals Enterprise, Ltd.....................     82,046   1,267,596
   Apollo Tyres, Ltd....................................  1,998,508   2,210,003
   Arvind, Ltd..........................................  3,411,825   4,429,513
   Ashok Leyland, Ltd................................... 20,753,394   4,567,738
   Asian Hotels East, Ltd...............................      1,050       2,551
   Atul, Ltd............................................     11,624      59,138
   Aurobindo Pharma, Ltd................................    945,396   2,635,349
   Bajaj Finance, Ltd...................................     95,610   1,800,158
   Bajaj Finserv, Ltd...................................     15,476     150,026
   Bajaj Hindusthan, Ltd................................  4,307,376     950,452
   Bajaj Holdings and Investment, Ltd...................    370,749   5,005,616
   Ballarpur Industries, Ltd............................  4,060,891     702,353
   Balmer Lawrie & Co., Ltd.............................    120,671     661,664
   Balrampur Chini Mills, Ltd...........................  2,524,982   1,494,381
   Bank of Baroda.......................................  1,016,472   9,420,318
   Bank of India........................................  1,973,889   6,010,840
   Bank Of Maharashtra..................................  1,498,465   1,085,143
   BEML, Ltd............................................    190,772     454,805
   BGR Energy Systems, Ltd..............................    218,255     303,627
   Bharat Electronics, Ltd..............................      8,816     160,488
   Bharat Heavy Electricals, Ltd........................    573,710   1,501,172
   Bhushan Steel, Ltd...................................  1,117,661   8,501,209
   Birla Corp., Ltd.....................................    133,010     478,994
   Bombay Burmah Trading Co.............................      1,746       2,753
   Bombay Dyeing & Manufacturing Co., Ltd...............    998,141     778,268
  *Bombay Rayon Fashions, Ltd...........................     36,303     123,199
   Brigade Enterprises, Ltd.............................     15,894      13,120
   Cairn India, Ltd.....................................  6,171,074  29,995,361
   Canara Bank..........................................  1,645,646   7,355,546
   Capital First, Ltd...................................    273,553     584,466
   Central Bank Of India................................  3,187,732   2,930,292

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES     VALUE++
                                                           --------- -----------
INDIA -- (Continued)
   Century Textiles & Industries, Ltd.....................   377,379 $ 1,363,786
   Chambal Fertilizers & Chemicals, Ltd................... 1,636,489     946,363
   City Union Bank, Ltd................................... 1,450,289   1,125,154
   Claris Lifesciences, Ltd...............................    89,302     250,185
   Coromandel International, Ltd..........................    32,332      89,480
   Corp. Bank.............................................   374,155   1,768,192
   Cox & Kings, Ltd.......................................   100,113     163,441
  *Cranes Software International, Ltd.....................   114,443       3,208
   Crompton Greaves, Ltd..................................   196,049     271,750
   Dalmia Bharat, Ltd.....................................   159,852     274,660
  *DB Realty, Ltd......................................... 1,411,321   1,246,760
   DCM Shriram Consolidated...............................   216,498     195,796
   Deepak Fertilisers & Petrochemicals Corp., Ltd.........   424,886     591,434
   Dena Bank..............................................   939,377     826,664
  *Development Credit Bank, Ltd........................... 2,795,239   2,117,443
   Dewan Housing Finance Corp., Ltd.......................   115,020     243,960
   DLF, Ltd............................................... 7,792,421  19,252,058
  *Dredging Corp. Of India, Ltd...........................    65,552     179,042
   Edelweiss Financial Services, Ltd...................... 1,091,035     532,417
   Educomp Solutions, Ltd.................................   861,737     354,932
   Eicher Motors, Ltd.....................................    24,922   1,432,649
   EID Parry India, Ltd...................................   831,209   1,685,302
   EIH, Ltd...............................................   877,249     690,459
   Elder Pharmaceuticals, Ltd.............................   136,186     688,944
   Electrosteel Castings, Ltd.............................   834,925     140,888
  *Electrosteel Steels, Ltd...............................    97,429       4,549
   Era Infra Engineering, Ltd............................. 1,047,242   2,574,680
   Eros International Media, Ltd..........................    28,242      57,827
   Escorts, Ltd........................................... 1,317,465   1,667,697
   Ess Dee Aluminium, Ltd.................................    42,453     338,008
  *Essar Oil, Ltd......................................... 1,456,017   1,232,874
   Essar Ports, Ltd.......................................   682,273     774,840
  *Essar Shipping, Ltd....................................   252,437      70,140
   Essel Propack, Ltd.....................................   750,981     476,725
   Federal Bank, Ltd...................................... 1,818,914  10,430,854
  *Federal-Mogul Goetze India, Ltd........................     3,731      12,481
   Finolex Cables, Ltd....................................   562,944     505,672
   Finolex Industries, Ltd................................   695,629   1,418,241
  *Fortis Healthcare, Ltd................................. 1,308,422   2,099,174
   Future Lifestyle Fashions, Ltd.........................     4,709       3,415
  *Future Ventures India, Ltd.............................   145,968      16,211
   GAIL India, Ltd........................................   581,916   2,890,519
   Gammon India, Ltd......................................   391,951      80,102
   Gateway Distriparks, Ltd...............................   231,605     410,558
   Geodesic, Ltd..........................................    34,413       2,152
   Gitanjali Gems, Ltd....................................   874,501   1,039,499
   Graphite India, Ltd....................................   586,551     597,744
   Grasim Industries, Ltd.................................    15,142     660,171
   Great Eastern Shipping Co., Ltd. (The)................. 1,018,431   3,686,326
  *GTL Infrastructure, Ltd................................ 2,447,461      76,629
   Gujarat Alkalies & Chemicals, Ltd......................   449,629   1,207,879
   Gujarat Fluorochemicals, Ltd...........................   254,828   1,069,344
   Gujarat Narmada Valley Fertilizers & Chemicals, Ltd....   729,530     881,700

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- ------------
INDIA -- (Continued)
   Gujarat NRE Coke, Ltd................................  3,594,902 $    837,496
   Gujarat State Fertilisers & Chemicals, Ltd...........  2,186,080    1,944,374
   Gujarat State Petronet, Ltd..........................  1,477,934    1,211,636
   Gulf Oil Corp., Ltd..................................    239,031      292,536
   HBL Power Systems, Ltd...............................    238,276       25,418
  *HCL Infosystems, Ltd.................................  1,297,616      634,305
   HEG, Ltd.............................................    140,383      357,768
  *HeidelbergCement India, Ltd..........................    714,316      402,933
  *Hexa Tradex, Ltd.....................................    278,757       60,003
   Hindalco Industries, Ltd............................. 18,634,470   27,590,821
   Hinduja Global Solutions, Ltd........................     63,466      290,323
   Hinduja Ventures, Ltd................................     67,133      375,082
  *Hindustan Construction Co., Ltd......................  6,741,542      885,818
  *Hotel Leela Venture, Ltd.............................  1,587,388      443,981
  *Housing Development & Infrastructure, Ltd............  4,919,930    2,721,364
   HSIL, Ltd............................................    187,119      238,583
   ICICI Bank, Ltd......................................    590,476    8,807,852
   ICICI Bank, Ltd. Sponsored ADR.......................  3,394,535  111,272,857
   IDBI Bank, Ltd.......................................  3,696,504    3,926,671
  *Idea Cellular, Ltd...................................  2,462,332    6,903,019
   IDFC, Ltd............................................  6,072,777   10,851,338
   IFCI, Ltd............................................  6,602,323    2,391,517
   IL&FS Transportation Networks, Ltd...................     11,106       21,880
   India Cements, Ltd...................................  3,610,292    3,079,762
   India Infoline, Ltd..................................  2,848,913    2,383,868
  *Indiabulls Housing Finance, Ltd......................  1,795,884    8,027,650
  *Indiabulls Infrastructure and Power, Ltd............. 10,676,958      477,771
   Indiabulls Real Estate, Ltd..........................  2,937,281    3,089,713
   Indian Bank..........................................  1,269,647    1,689,762
   Indian Hotels Co., Ltd...............................  4,546,408    3,286,531
   Indian Overseas Bank.................................  2,980,762    2,067,110
   Indo Rama Synthetics India...........................     38,452        8,774
   IndusInd Bank, Ltd...................................     28,094      176,360
   Infotech Enterprises, Ltd............................     26,080       77,205
   ING Vysya Bank, Ltd..................................    265,599    2,254,894
   Ingersoll-Rand India, Ltd............................     30,001      168,241
  *IVRCL, Ltd...........................................  4,343,822      831,797
   Jai Corp., Ltd.......................................    971,844      661,634
   Jain Irrigation Systems, Ltd.........................  1,272,503    1,048,554
   Jaiprakash Associates, Ltd........................... 19,966,926   11,889,800
   Jammu & Kashmir Bank, Ltd............................    293,430    5,384,288
   Jaypee Infratech, Ltd................................    974,809      283,824
   JB Chemicals & Pharmaceuticals, Ltd..................    373,888      488,177
   JBF Industries, Ltd..................................    182,383      263,783
  *Jet Airways India, Ltd...............................    113,716      661,948
   Jindal Poly Films, Ltd...............................    213,703      395,533
  *Jindal Poly Investments and Finance Co., Ltd.........     53,426        4,569
   Jindal Saw, Ltd......................................  2,076,447    1,466,329
  *Jindal South West Holdings, Ltd......................        364        1,715
  *Jindal Stainless, Ltd................................    822,471      602,246
   Jindal Steel & Power, Ltd............................  1,145,412    3,742,871
   JK Cement, Ltd.......................................    132,566      392,705
   JK Lakshmi Cement, Ltd...............................    412,986      415,461

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES     VALUE++
                                                           --------- -----------
INDIA -- (Continued)
   JM Financial, Ltd...................................... 4,506,097 $ 1,479,976
   JSW Energy, Ltd........................................ 5,284,977   3,627,157
   JSW Steel, Ltd......................................... 1,562,670  14,733,957
   Jubilant Life Sciences, Ltd............................   573,610     859,589
   Jyothy Laboratories, Ltd...............................       764       2,064
   Kakinada Fertilizers, Ltd.............................. 2,082,494     383,928
   Kalpataru Power Transmission, Ltd......................   220,665     226,071
  *Kalyani Investment Co., Ltd............................       849       3,830
   Karnataka Bank, Ltd.................................... 2,195,065   2,885,468
   Karur Vysya Bank, Ltd..................................   281,294   1,779,360
   KEC International, Ltd.................................   433,719     198,766
   Kesoram Industries, Ltd................................   449,716     416,986
  *Kingfisher Airlines, Ltd...............................    88,407       5,906
   Kirloskar Brothers, Ltd................................     2,141       5,290
   Kirloskar Oil Engines, Ltd.............................   318,856     821,156
   KSB Pumps, Ltd.........................................     7,582      25,349
  *KSK Energy Ventures, Ltd...............................    21,840      20,826
   Lakshmi Vilas Bank, Ltd................................   457,710     492,826
   Madras Cements, Ltd....................................   348,305     919,215
  *Mahanagar Telephone Nigam.............................. 2,549,297     587,869
 #*Mahanagar Telephone Nigam ADR..........................   100,249      44,110
   Maharashtra Seamless, Ltd..............................   194,873     628,464
   Mahindra Lifespace Developers, Ltd.....................   143,080   1,042,990
   Man Infraconstruction, Ltd.............................     1,968       3,928
  *Manaksia, Ltd..........................................    58,953      47,482
   McLeod Russel India, Ltd...............................   518,734   2,448,565
  *Mercator, Ltd.......................................... 2,005,778     328,222
   Merck, Ltd.............................................    22,680     209,176
   MOIL, Ltd..............................................     4,675      14,498
   Monnet Ispat & Energy, Ltd.............................   183,497     323,031
   Motilal Oswal Financial Services, Ltd..................     4,955       6,408
   Mphasis, Ltd...........................................    37,279     246,398
   MRF, Ltd...............................................    13,063   2,859,783
  *Nagarjuna Oil Refinery, Ltd............................ 1,423,716      70,560
   Nahar Capital and Financial Services, Ltd..............     8,332       4,870
   National Aluminium Co., Ltd............................ 1,594,012     714,200
   Nava Bharat Ventures, Ltd..............................    27,806      82,353
   NCC, Ltd............................................... 3,293,955   1,261,481
   NIIT Technologies, Ltd.................................   435,036   1,718,497
   NIIT, Ltd.............................................. 1,179,283     298,872
   Noida Toll Bridge Co., Ltd.............................   336,090     121,715
   OCL India, Ltd.........................................    61,362     127,328
  *OMAXE, Ltd.............................................   801,285   1,830,370
   Opto Circuits India, Ltd...............................   227,969      90,649
   Orchid Chemicals & Pharmaceuticals, Ltd................   609,939     376,906
   Orient Cement Ltd......................................   567,622     308,059
   Orient Paper & Industries, Ltd.........................   261,427      23,664
   Oriental Bank of Commerce.............................. 1,002,858   2,578,134
  *Oswal Chemicals & Fertilizers..........................   441,732      98,174
  *Panacea Biotec, Ltd....................................    23,946      38,282
  *Parsvnath Developers, Ltd.............................. 1,662,316     769,156
   Peninsula Land, Ltd....................................   350,903     191,884
   Petronet LNG, Ltd......................................   530,905   1,017,186

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
   Piramal Enterprises, Ltd............................    748,535 $  6,769,746
  *Plethico Pharmaceuticals, Ltd.......................    213,627      312,788
   Polaris Financial Technology, Ltd...................    667,939    1,096,792
   Polyplex Corp., Ltd.................................     22,174       44,474
   Power Finance Corp., Ltd............................     16,793       29,947
  *Prime Focus, Ltd....................................     11,527        5,678
   Prism Cement, Ltd...................................    389,471      165,649
  *PTC India Financial Services, Ltd...................    450,875       87,690
   PTC India, Ltd......................................  3,464,829    2,545,189
   Punj Lloyd, Ltd.....................................  3,569,939    1,562,154
   Punjab & Sind Bank..................................    116,252       91,203
   Rain Commodities, Ltd...............................  1,429,773      820,613
   Rajesh Exports, Ltd.................................    287,502      470,909
   Raymond, Ltd........................................    362,437    1,109,953
   REI Agro, Ltd.......................................  5,093,234      853,508
  *REI Six Ten Retail, Ltd.............................    146,732        1,323
   Reliance Capital, Ltd...............................  1,987,403   11,174,189
   Reliance Communications, Ltd........................  9,070,270   21,047,332
   Reliance Industries, Ltd............................ 20,739,708  298,339,131
   Reliance Industries, Ltd. GDR.......................    107,000    3,060,162
  *Reliance Power, Ltd................................. 10,573,912   12,703,912
   Rolta India, Ltd....................................  1,789,672    1,659,877
   Ruchi Soya Industries, Ltd..........................  1,735,191    1,516,254
   Rural Electrification Corp., Ltd....................  2,768,400    7,232,214
  *S Kumars Nationwide, Ltd............................  1,848,558       97,489
   Sadbhav Engineering, Ltd............................      5,084        5,872
   Sesa Goa, Ltd.......................................  5,935,582   12,585,890
  *Shipping Corp. of India, Ltd........................  2,189,697    1,059,434
   Shiv-Vani Oil & Gas Exploration Services, Ltd.......     15,300        4,236
  *Shree Renuka Sugars, Ltd............................  7,048,981    1,987,891
   Simplex Infrastructures, Ltd........................      2,212        2,223
   Sintex Industries, Ltd..............................  3,365,829    1,460,524
   Sobha Developers, Ltd...............................    489,167    2,321,071
   South Indian Bank, Ltd..............................  9,724,062    3,676,082
   SREI Infrastructure Finance, Ltd....................  1,470,670      475,801
   SRF, Ltd............................................    290,002      642,509
   State Bank of Bikaner & Jaipur......................     32,697      191,157
   State Bank of India.................................  2,491,089   69,908,704
   State Bank of India GDR.............................      5,732      322,131
   Steel Authority of India, Ltd....................... 10,363,948    7,119,365
  *Sterling Biotech, Ltd...............................    707,453       57,973
   Sterlite Industries India, Ltd......................  5,746,256    7,162,201
   Sterlite Industries India, Ltd. ADR.................  2,573,639   12,945,404
   Sterlite Technologies, Ltd..........................  1,812,956      559,102
   Styrolution ABS India, Ltd..........................     28,114      168,566
   Sundaram Finance, Ltd...............................      6,602       56,162
   Sundram Fasteners, Ltd..............................     55,097       30,621
  *Suzlon Energy, Ltd.................................. 17,522,279    2,018,864
   Syndicate Bank......................................  2,588,684    3,733,134
   Tamil Nadu Newsprint & Papers, Ltd..................     58,711       87,604
   Tata Chemicals, Ltd.................................  1,182,971    5,023,491
   Tata Communications, Ltd............................    702,312    1,707,279
   Tata Global Beverages, Ltd..........................  4,929,114   12,967,785

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       SHARES        VALUE++
                                                    ------------- --------------
INDIA -- (Continued)
   Tata Investment Corp., Ltd......................        27,375 $      163,244
   Tata Steel, Ltd.................................     8,399,461     29,976,931
   Techno Electric & Engineering Co., Ltd..........         4,575          6,339
  *Teledata Marine Solutions, Ltd..................       267,258          1,319
   Time Technoplast, Ltd...........................       498,379        304,184
   Titagarh Wagons, Ltd............................        82,334        101,603
   Transport Corp. of India, Ltd...................        12,401         10,376
   Trent, Ltd......................................        18,226        298,166
   Triveni Turbine, Ltd............................       230,208        179,754
   Tube Investments of India, Ltd..................       503,633      1,152,439
  *Tulip Telecom, Ltd..............................       621,866         75,418
  *TV18 Broadcast, Ltd.............................     3,727,339      1,080,171
   UCO Bank........................................     3,385,703      3,367,370
   Uflex, Ltd......................................       451,319        384,613
   Unichem Laboratories, Ltd.......................       186,357        508,411
   Union Bank of India.............................     1,159,491      2,530,688
  *Unitech, Ltd....................................    31,203,354      8,534,298
   United Bank of India............................       108,308         63,130
   United Phosphorus, Ltd..........................     3,723,888      7,798,736
   Usha Martin, Ltd................................     1,811,897        687,868
  *Uttam Galva Steels, Ltd.........................        14,790         11,035
  *Vardhman Special Steels, Ltd....................         6,934          1,564
   Vardhman Textiles, Ltd..........................       110,493        516,030
   Videocon Industries, Ltd........................     1,133,545      3,167,520
   Vijaya Bank.....................................     2,405,050      1,590,046
   Voltamp Transformers, Ltd.......................           724          4,482
   Welspun Corp., Ltd..............................     1,848,725      1,098,299
  *Wockhardt, Ltd..................................         7,920         60,959
   Zensar Technologies, Ltd........................        19,011         68,964
   Zuari Agro Chemicals, Ltd.......................       128,304        171,170
   Zuari Global, Ltd...............................        80,080         58,452
                                                                  --------------
TOTAL INDIA........................................                1,069,827,369
                                                                  --------------
INDONESIA -- (2.8%)
   Adaro Energy Tbk PT.............................   109,636,500      7,453,723
   Adhi Karya Persero Tbk PT.......................     9,143,117      2,734,592
  *Agis Tbk PT.....................................    57,627,500      2,129,039
   Agung Podomoro Land Tbk PT......................    44,606,000      1,431,878
   Aneka Tambang Persero Tbk PT....................    71,793,000      8,100,760
   Asahimas Flat Glass Tbk PT......................     5,277,000      4,054,914
   Astra Graphia Tbk PT............................     3,635,000        470,135
  *Bakrie and Brothers Tbk PT...................... 1,056,525,750      5,139,994
   Bakrie Sumatera Plantations Tbk PT..............   182,168,500        921,855
  *Bakrie Telecom Tbk PT...........................   260,426,500      1,267,350
  *Bakrieland Development Tbk PT...................   623,458,520      3,028,938
   Bank Bukopin Tbk PT.............................    61,873,833      3,967,598
   Bank Danamon Indonesia Tbk PT...................    34,396,054     17,396,123
   Bank Mandiri Persero Tbk PT.....................    63,214,431     54,712,747
   Bank Negara Indonesia Persero Tbk PT............   118,251,941     49,110,864
  *Bank Pan Indonesia Tbk PT.......................   150,362,201      9,212,815
   Bank Pembangunan Daerah Jawa Barat Dan Banten
     Tbk PT........................................    14,860,000      1,532,668
  *Bank Permata Tbk PT.............................       381,272         60,194
   Bank Tabungan Negara Persero Tbk PT.............    57,911,527      5,870,182

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
INDONESIA -- (Continued)
  *Barito Pacific Tbk PT...............................  15,599,000 $   644,245
  *Benakat Petroleum Energy Tbk PT.....................  62,251,000     763,140
   Berau Coal Energy Tbk PT............................  31,521,000     477,648
  *Berlian Laju Tanker Tbk PT.......................... 128,161,466          --
   Bhakti Investama Tbk PT............................. 286,072,700  12,213,753
   Bisi International PT...............................  12,634,000     762,114
  *Borneo Lumbung Energi & Metal Tbk PT................  13,481,500     387,407
  *Budi Acid Jaya Tbk PT...............................  15,362,000     143,408
  *Bumi Resources Minerals Tbk PT......................     541,000      11,536
   Bumi Resources Tbk PT............................... 238,608,500  11,821,919
   Bumi Serpong Damai PT...............................  13,195,000   2,023,346
   BW Plantation Tbk PT................................   4,194,000     297,888
  *Central Proteinaprima Tbk PT........................ 178,071,500     866,317
   Charoen Pokphand Indonesia Tbk PT...................  51,749,330  21,633,567
   Ciputra Development Tbk PT.......................... 115,725,500  12,952,863
   Ciputra Property Tbk PT.............................  12,975,500   1,159,654
   Ciputra Surya Tbk PT................................  16,634,000   4,320,807
   Clipan Finance Indonesia Tbk PT.....................   2,995,500     114,424
  *Darma Henwa Tbk PT.................................. 246,575,442   1,199,589
  *Davomas Abadi Tbk PT................................ 138,239,500          --
  *Delta Dunia Makmur Tbk PT...........................  25,728,000     290,120
   Elnusa Tbk PT.......................................  27,207,500     687,624
  *Energi Mega Persada Tbk PT.......................... 584,864,378   5,965,457
   Ever Shine Textile Tbk PT...........................  19,342,215     317,116
  *Exploitasi Energi Indonesia Tbk PT..................     858,500      22,554
   Gajah Tunggal Tbk PT................................  25,448,500   6,492,736
  *Garuda Indonesia Persero Tbk PT.....................  17,105,000     831,827
   Global Mediacom Tbk PT..............................  96,388,000  21,534,631
   Gozco Plantations Tbk PT............................  30,615,400     362,681
   Great River International Tbk PT....................   1,788,000          --
   Gudang Garam Tbk PT.................................   2,837,000  11,673,210
   Harum Energy Tbk PT.................................   1,085,500     274,535
   Hexindo Adiperkasa Tbk PT...........................   1,143,844     556,213
   Holcim Indonesia Tbk PT.............................  16,224,000   4,141,008
  *Indah Kiat Pulp & Paper Corp. Tbk PT................  32,693,500   3,307,766
   Indika Energy Tbk PT................................  31,925,000   1,924,094
   Indo-Rama Synthetics Tbk PT.........................      41,500       5,030
   Indofood Sukses Makmur Tbk PT.......................  62,542,000  39,474,362
   Intiland Development Tbk PT.........................  39,486,500   1,534,588
   Japfa Comfeed Indonesia Tbk PT......................  27,068,750   3,209,911
   Jaya Real Property Tbk PT...........................  25,521,000  12,294,981
   Kawasan Industri Jababeka Tbk PT.................... 303,309,210   8,538,443
   Krakatau Steel Persero Tbk PT.......................   2,260,500     106,759
  *Lippo Cikarang Tbk PT...............................     856,000     523,806
   Lippo Karawaci Tbk PT............................... 342,058,249  42,548,360
   Matahari Putra Prima Tbk PT.........................  36,305,900   8,562,932
   Mayora Indah Tbk PT.................................   6,899,072  21,456,274
   Medco Energi Internasional Tbk PT...................  26,914,500   4,687,235
  *Mitra International Resources Tbk PT................  26,714,160     153,145
  *Modernland Realty Tbk PT............................   3,277,000     261,438
   Multipolar Corp. Tbk PT.............................  52,487,500   2,705,914
  *Nusantara Infrastructure Tbk PT.....................   1,708,500      39,060
   Pabrik Kertas Tjiwi Kimia Tbk PT....................     246,000      45,170

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
INDONESIA -- (Continued)
   Pan Brothers Tbk PT................................      87,500 $      4,513
  *Panasia Indo Resources Tbk PT......................     403,200       25,304
  *Panin Financial Tbk PT............................. 251,660,000    4,569,328
   Panin Insurance Tbk PT.............................  30,949,000    2,106,419
   Pembangunan Perumahan Persero Tbk PT...............   9,326,500    1,286,359
   Perusahaan Perkebunan London Sumatra Indonesia Tbk
     PT...............................................  38,501,384    4,191,885
  *Petrosea Tbk PT....................................   3,762,500      435,148
  *Polychem Indonesia Tbk PT..........................  17,280,000      436,464
   Ramayana Lestari Sentosa Tbk PT....................  23,587,500    3,024,371
   Salim Ivomas Pratama Tbk PT........................   2,726,500      183,187
   Sampoerna Agro PT..................................  11,532,941    1,756,132
   Samudera Indonesia Tbk PT..........................     133,000       44,970
   Selamat Sempurna Tbk PT............................  12,756,500    3,040,013
  *Sentul City Tbk PT................................. 299,833,000    7,287,612
   Sinar Mas Agro Resources and Technology Tbk PT.....   7,808,900    6,381,427
   Sinar Mas Multiartha Tbk PT........................       2,000          725
   Summarecon Agung Tbk PT............................  30,528,714    2,968,748
  *Sunson Textile Manufacturer Tbk PT.................   4,096,500       42,450
   Surya Dumai Industri Tbk...........................   5,145,000           --
   Surya Toto Indonesia Tbk PT........................     464,000      360,150
   Suryainti Permata Tbk PT...........................  17,378,000           --
   Tiga Pilar Sejahtera Food Tbk......................  30,840,222    3,929,644
   Timah Persero Tbk PT...............................  36,782,400    4,105,960
   Trias Sentosa Tbk PT...............................     336,500       10,342
  *Trimegah Securities Tbk PT.........................  27,395,000      202,696
  *Truba Alam Manunggal Engineering PT................ 129,244,500      628,774
   Tunas Baru Lampung Tbk PT..........................  17,379,500      784,815
   Tunas Ridean Tbk PT................................  42,848,500    3,126,514
   Ultrajaya Milk Industry & Trading Co. Tbk PT.......  10,129,000    4,626,295
   Unggul Indah Cahaya Tbk PT.........................     371,435       74,088
   United Tractors Tbk PT.............................   7,283,000   11,904,455
   Vale Indonesia Tbk PT..............................  41,280,500    7,091,519
   Wijaya Karya Persero Tbk PT........................   2,648,002      534,587
   XL Axiata Tbk PT...................................   2,201,000      963,273
                                                                   ------------
TOTAL INDONESIA.......................................              531,047,141
                                                                   ------------
ISRAEL -- (0.0%)
   Feuchtwanger Investments, Ltd......................      10,500           --
   Israel Steel Mills, Ltd............................      97,000           --
   Knafaim Holdings, Ltd..............................       2,092        5,356
  *Knafaim Holdings, Ltd. (6482527)...................      69,033      163,563
  *Liberty Properties, Ltd............................       2,533       19,971
   Mivtach Shamir.....................................       3,973      122,026
                                                                   ------------
TOTAL ISRAEL..........................................                  310,916
                                                                   ------------
MALAYSIA -- (3.7%)
   Adventa Bhd........................................      62,000       14,240
   Affin Holdings Bhd.................................   9,734,200   12,680,404
   AirAsia BHD........................................  17,060,600   16,593,953
  *Alam Maritim Resources Bhd.........................   5,197,300    2,366,960
   Alliance Financial Group Bhd.......................  16,295,200   26,906,535
   AMMB Holdings Bhd..................................  23,929,662   57,770,313

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
 MALAYSIA -- (Continued)
    Ann Joo Resources Bhd...............................  2,973,600 $ 1,191,193
    APM Automotive Holdings Bhd.........................  1,263,500   2,095,671
    Asas Dunia BHD......................................    252,800     132,620
    Batu Kawan BHD......................................  2,078,750  11,721,814
    Berjaya Assets BHD..................................    171,900      46,012
    Berjaya Corp. Bhd................................... 38,248,880   6,830,868
    Berjaya Land Bhd.................................... 13,220,000   3,705,867
    BIMB Holdings Bhd...................................  4,700,400   5,819,014
    BLD Plantation Bhd..................................      6,600      17,589
   *Boustead Heavy Industries Corp. Bhd.................    123,300      93,007
    Boustead Holdings Bhd...............................  7,445,298  12,049,409
    Cahya Mata Sarawak Bhd..............................  2,117,000   3,508,192
    Can-One Bhd.........................................    165,800     169,558
    CB Industrial Product Holding Bhd...................    914,700     772,436
    Chin Teck Plantations BHD...........................    309,100     862,451
    Coastal Contracts Bhd...............................  3,002,000   2,487,946
    CSC Steel Holdings Bhd..............................  2,503,800   1,003,109
    Cycle & Carriage Bintang BHD........................    241,300     185,787
    Datuk Keramik Holdings Berhad.......................    127,000          --
    Daya Materials Bhd..................................  4,388,600     337,890
    DiGi.Com Bhd........................................    682,900     978,401
    Dijaya Corp. Bhd....................................  4,563,500   2,488,541
    DRB-Hicom Bhd....................................... 18,941,300  14,822,455
    Eastern & Oriental Bhd.............................. 14,514,815   8,903,398
    ECM Libra Financial Group Bhd.......................  2,352,950     598,666
    Evergreen Fibreboard Bhd............................  3,514,926     552,354
    Eversendai Corp. Bhd................................    265,100     123,297
    Faber Group BHD.....................................  3,883,500   2,112,289
    FAR East Holdings BHD...............................    403,800     901,628
    Fountain View Development Berhad....................  2,573,200          --
    Genting Bhd.........................................    686,100   2,077,045
    Genting Malaysia Bhd................................ 21,104,900  27,053,730
    Genting Plantations Bhd.............................    329,700   1,001,650
    Globetronics Technology BHD.........................    763,100     604,305
    Glomac Bhd..........................................  6,477,100   2,395,944
   *Goldis BHD..........................................  3,133,491   1,922,480
   *Green Packet Bhd....................................     30,400       3,135
    GuocoLand Malaysia Bhd..............................  1,654,600     596,088
    HAP Seng Consolidated Bhd........................... 13,517,200   8,244,963
    Hap Seng Plantations Holdings Bhd...................  3,686,900   3,056,415
    Hiap Teck Venture Bhd...............................    183,300      31,898
    Hong Leong Financial Group Bhd......................  2,262,251   9,743,689
    Hong Leong Industries Bhd...........................  1,233,000   1,978,866
    Hua Yang Bhd........................................    329,700     315,226
   *Hubline Bhd.........................................  6,941,850     106,139
    Hunza Properties Bhd................................    607,077     385,236
    HwangDBS Malaysia BHD...............................    930,700   1,085,204
    IGB Corp. Bhd....................................... 14,947,890  11,663,801
    IGB REIT............................................    963,043     373,776
    IJM Corp. Bhd....................................... 22,734,759  40,543,308
    IJM Land Bhd........................................  6,349,000   5,554,347
    IJM Plantations Bhd.................................    514,200     475,733
    Inch Kenneth Kajang Rubber..........................  1,123,300     311,483

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES     VALUE++
                                                          ---------- -----------
MALAYSIA -- (Continued)
   Insas Bhd.............................................  5,157,448 $   842,146
   Integrax BHD..........................................    936,300     504,670
   Iris Corp. Bhd........................................  9,004,400     554,931
  *JAKS Resources Bhd....................................  7,485,600   1,060,721
   Jaya Tiasa Holdings BHD...............................  3,997,933   2,577,598
   JCY International Bhd.................................  7,605,600   1,535,419
   K & N Kenanga Holdings Berhad.........................  4,240,487     799,336
   K&N Kenanga Holdings BHD..............................    418,883          74
  *Karambunai Corp. Bhd.................................. 19,239,800     712,946
   Keck Seng Malaysia Bhd................................  2,515,500   3,924,782
   Kian JOO CAN Factory BHD..............................  4,617,980   4,044,439
   KIG Glass Industrial Berhad...........................    260,000          --
   Kim Loong Resources Bhd...............................    499,100     372,470
  *Kinsteel Bhd..........................................  8,377,300     774,980
   KLCC Property Holdings Bhd............................  6,568,600  13,282,989
  *KNM Group Bhd......................................... 19,232,425   2,637,036
   Knusford BHD..........................................     52,800      24,567
  *Kretam Holdings BHD...................................     23,000      20,847
  *KSL Holdings BHD......................................  2,464,666   1,543,219
  *KUB Malaysia BHD......................................  6,366,600     923,632
   Kulim Malaysia BHD....................................  9,703,300  10,651,271
   Kumpulan Fima BHD.....................................  2,268,100   1,439,038
   Kumpulan Perangsang Selangor Bhd......................  2,744,000   1,513,533
   Kwantas Corp. BHD.....................................    288,400     179,139
  *Land & General BHD....................................  9,948,900   1,393,732
  *Landmarks BHD.........................................  4,118,808   1,471,175
   LBS Bina Group Bhd....................................  3,132,000   1,283,280
  *Lion Corp. Bhd........................................  1,371,081      91,070
   Lion Diversified Holdings Bhd.........................  4,064,800     320,131
   Lion Industries Corp. Bhd.............................  8,132,881   2,509,310
   Mah Sing Group Bhd....................................  4,339,239   3,262,307
   Malayan Flour Mills Bhd...............................  1,537,750     625,397
   Malaysia Airports Holdings Bhd........................  3,904,539   8,113,347
  *Malaysian Airline System Bhd.......................... 42,196,500   3,960,878
   Malaysian Bulk Carriers Bhd...........................  5,598,225   3,207,322
   Malaysian Pacific Industries Bhd......................    961,875     776,114
   Malaysian Resources Corp. Bhd......................... 15,974,200   7,177,655
   MBM Resources BHD.....................................  2,440,703   2,731,636
   Media Prima Bhd.......................................    659,900     552,098
   Mega First Corp. BHD..................................  1,158,600     603,706
   Metroplex Berhad......................................    817,000          --
  *MISC Bhd..............................................  9,015,204  15,095,417
   MK Land Holdings BHD..................................  9,637,500   1,055,125
   MKH BHD...............................................  1,655,459   1,275,469
   MMC Corp. Bhd......................................... 14,656,080  12,138,248
   MNRB Holdings Bhd.....................................  1,460,100   1,568,768
   Mudajaya Group Bhd....................................  3,615,100   2,951,451
   Muhibbah Engineering M Bhd............................  5,784,900   4,182,575
  *Mulpha International Bhd.............................. 33,931,500   4,442,830
   Multi-Purpose Holdings BHD............................  3,789,300   4,509,103
   MWE Holdings BHD......................................    291,900     167,109
   Naim Holdings Bhd.....................................  3,125,000   3,707,167
   NCB Holdings Bhd......................................  2,451,500   3,496,969

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES     VALUE++
                                                          ---------- -----------
MALAYSIA -- (Continued)
   Negri Sembilan Oil Palms BHD..........................    167,600 $   281,614
   Oriental Holdings BHD.................................  3,680,879  10,979,405
   Oriental Interest BHD.................................    139,100      57,122
   OSK Holdings BHD......................................  7,208,471   3,762,035
   Pacific & Orient BHD..................................    334,330     153,516
   Panasonic Manufacturing Malaysia BHD..................    383,380   3,059,514
   Paracorp Berhad.......................................    252,000          --
   Paramount Corp. Bhd...................................  1,067,300     526,282
   Parkson Holdings Bhd..................................     85,100      94,518
   PBA Holdings BHD......................................    577,400     155,560
   Pelikan International Corp. Bhd.......................  3,310,386     448,877
  *Perdana Petroleum Bhd.................................  4,237,300   2,415,207
   Perusahaan Sadur Timah Malay..........................      6,800       7,416
   Pie Industrial BHD....................................    323,600     458,760
   PJ Development Holdings Bhd...........................  3,354,800     998,353
   POS Malaysia BHD......................................  2,404,717   3,629,656
   PPB Group Bhd.........................................  8,250,266  37,879,512
   Press Metal Bhd.......................................  2,825,481   2,001,969
   Prime Utilities Berhad................................     39,000          --
   Protasco Bhd..........................................    282,200     115,480
   RCE Capital Bhd.......................................  5,440,500     465,802
   RHB Capital Bhd....................................... 11,697,418  29,724,477
   Rimbunan Sawit Bhd....................................  4,612,600   1,137,668
   Salcon Bhd............................................  2,263,800     439,892
   Sarawak Oil Palms Bhd.................................    596,220   1,025,517
   Sarawak Plantation Bhd................................     66,900      53,639
   Scientex BHD..........................................     43,748      71,320
  *Scomi Group Bhd....................................... 23,771,700   2,856,627
   Selangor Dredging Bhd.................................  1,312,700     408,016
   Selangor Properties Bhd...............................     65,700      82,050
   Shangri-La Hotels Malaysia Bhd........................    739,100   1,585,220
   Shell Refining Co. Federation of Malaya Bhd...........    246,300     630,457
   SHL Consolidated BHD..................................    693,700     395,731
   SP Setia Bhd..........................................    230,300     237,106
   Star Publications Malaysia Bhd........................    139,700     116,304
   Subur Tiasa Holdings Bhd..............................    507,130     302,452
   Sunway Bhd............................................ 11,672,526  11,852,126
   Supermax Corp. Bhd....................................  8,498,700   5,424,497
   Suria Capital Holdings Bhd............................    694,100     387,087
  *Symphony Life Bhd.....................................  1,514,200     536,956
   Ta Ann Holdings Bhd...................................    841,822     997,943
   TA Enterprise Bhd..................................... 18,567,600   3,721,922
   TA Global Bhd......................................... 11,430,580   1,021,437
   TAHPS Group Bhd.......................................     27,000      47,337
   TAN Chong Motor Holdings BHD..........................  4,685,000   9,645,290
   TDM BHD............................................... 12,838,700   3,366,605
  *TH Heavy Engineering Bhd..............................     22,740       5,708
   TH Plantations Bhd....................................     84,900      48,094
  *Time dotCom Bhd.......................................  5,476,280   6,304,176
   Tiong NAM Logistics Holdings..........................     18,500      22,946
   Tradewinds Corp. Bhd..................................  5,394,700   1,813,835
  *Trinity Corp. Bhd..................................... 15,950,050     269,563
   TSH Resources Bhd.....................................    350,000     243,871

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
MALAYSIA -- (Continued)
   UEM Land Holdings Bhd...............................  1,347,645 $  1,112,349
   Unico-Desa Plantations Bhd..........................  4,258,528    1,390,839
   Unisem M Bhd........................................  8,547,200    2,370,523
   United Malacca Bhd..................................    960,500    2,193,501
   United Plantations BHD..............................    431,700    3,468,422
   UOA Development Bhd.................................  1,938,400    1,452,316
   VS Industry Bhd.....................................  1,337,193      514,665
   Wah Seong Corp. Bhd.................................  4,473,411    2,635,342
   WCT Holdings Bhd.................................... 11,108,215    8,419,233
   Wing Tai Malaysia BHD...............................  1,868,800    1,453,273
   WTK Holdings BHD....................................  5,677,550    2,097,044
   YNH Property Bhd....................................  5,291,959    3,049,902
   YTL Corp. Bhd....................................... 84,199,950   43,315,527
  *YTL Land & Development BHD..........................  3,111,800    1,025,627
  *Zelan Bhd...........................................    158,700       13,706
                                                                   ------------
TOTAL MALAYSIA.........................................             689,736,236
                                                                   ------------
MEXICO -- (6.8%)
   Alfa S.A.B. de C.V. Class A......................... 51,397,020  130,979,860
   Alpek S.A. de C.V...................................     75,241      170,832
   Arca Continental S.A.B. de C.V......................  4,315,911   32,316,747
 #*Axtel S.A.B. de C.V.................................  8,940,907    3,058,994
  #Banregio Grupo Financiero S.A.B. de C.V.............     44,706      270,523
  *Bio Pappel S.A.B. de C.V............................     94,335      192,765
   Bolsa Mexicana de Valores S.A.B. de C.V.............  1,881,195    5,050,297
 #*Cemex S.A.B. de C.V. Sponsored ADR.................. 16,663,541  191,797,352
  #Cia Minera Autlan S.A.B. de C.V. Series B...........  1,187,152      678,492
   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR........      3,445      486,434
  *Consorcio ARA S.A.B. de C.V. Series *............... 12,467,832    4,695,173
  #Controladora Comercial Mexicana S.A.B. de C.V.......  4,941,405   20,968,402
   Corp. Actinver S.A.B. de C.V........................      3,700        3,795
 #*Corp. GEO S.A.B. de C.V. Series B...................  9,461,653    1,318,568
  *Corp. Interamericana de Entretenimiento S.A.B. de
    C.V. Class B.......................................  1,560,786    1,060,666
 #*Desarrolladora Homex S.A.B. de C.V..................  3,619,653    1,068,375
 #*Desarrolladora Homex S.A.B. de C.V. ADR.............    115,455      199,737
  *Dine S.A.B. de C.V..................................  1,027,267      388,058
   El Puerto de Liverpool S.A.B. de C.V. Series 1......     19,600      224,039
   Empaques Ponderosa SA de CV.........................     90,000           --
 #*Empresas ICA S.A.B. de C.V..........................  6,728,823   14,129,066
 #*Empresas ICA S.A.B. de C.V. Sponsored ADR...........  1,118,155    9,403,683
 #*Financiera Independencia S.A.B. de C.V..............     14,576        5,683
   Fomento Economico Mexicano S.A.B. de C.V............  2,311,921   23,021,920
   Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR...............................................  2,494,369  248,164,771
 #*Gruma S.A.B. de C.V. Class B........................  3,607,804   19,111,313
  *Gruma S.A.B. de C.V. Sponsored ADR..................     15,222      321,184
  *Grupo Aeromexico S.A.B. de C.V......................    397,180      521,789
  #Grupo Aeroportuario del Centro Norte S.A.B. de C.V..    972,349    3,338,923
   Grupo Aeroportuario del Centro Norte S.A.B. de C.V.
     ADR...............................................     46,309    1,274,887
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR.    636,889   33,264,712
   Grupo Aeroportuario del Pacifico S.A.B. de C.V.
     Class B...........................................  1,268,733    6,623,407
  #Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR..    271,607   32,174,565
  #Grupo Aeroportuario del Sureste S.A.B. de C.V.
    Class B............................................  1,203,482   14,274,727
   Grupo Carso S.A.B. de C.V. Series A1................ 10,402,872   51,872,848

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       SHARES       VALUE++
                                                     ----------- --------------
 MEXICO -- (Continued)
   *Grupo Cementos de Chihuahua S.A.B. de C.V.......   2,799,892 $    8,983,153
   #Grupo Comercial Chedraui S.A. de C.V............   1,548,522      5,021,611
    Grupo Elektra S.A.B. de C.V.....................         787         28,619
   *Grupo Famsa S.A.B. de C.V. Class A..............   3,082,236      5,806,001
    Grupo Financiero Banorte S.A.B. de C.V..........  23,160,991    146,098,612
    Grupo Financiero Inbursa S.A.B. de C.V..........  16,485,105     38,551,611
    Grupo Gigante S.A.B. de C.V. Series *...........     471,076        914,657
    Grupo Industrial Maseca S.A.B. de C.V. Class B..   2,756,800      4,532,524
    Grupo Industrial Saltillo S.A.B. de C.V.........   1,337,069      2,768,822
   *Grupo KUO S.A.B. de C.V. Series B...............   2,056,267      4,346,692
    Grupo Mexico S.A.B. de C.V. Series B............  19,272,618     59,163,403
    Grupo Posadas S.A.B. de C.V.....................     355,600        671,653
   *Grupo Qumma S.A. de C.V. Series B...............       5,301             --
  #*Grupo Simec S.A.B. de C.V. Series B.............   1,732,137      6,830,772
  #*Grupo Simec S.A.B. de C.V. Sponsored ADR........      19,072        227,529
   *Grupo Sports World S.A.B. de C.V................      25,595         36,691
    Grupo Televisa S.A.B. Series CPO................     128,194        692,520
    Grupo Televisa S.A.B. Sponsored ADR.............     214,353      5,808,966
    Industrias Bachoco S.A.B. de C.V. ADR...........       1,906         76,564
    Industrias Bachoco S.A.B. de C.V. Series B......     940,965      3,149,381
  #*Industrias CH S.A.B. de C.V. Series B...........   3,336,823     21,390,779
  #*Inmuebles Carso S.A.B. de C.V...................  10,258,893      9,284,829
   #Medica Sur S.A.B. de C.V. Series B..............       1,000          2,623
    Megacable Holdings S.A.B. de C.V................     142,092        421,512
    Mexichem S.A.B. de C.V..........................     143,252        666,197
   *Minera Frisco S.A.B. de C.V.....................   8,865,417     19,441,415
  #*OHL Mexico S.A.B. de C.V........................   4,936,583     13,020,961
    Organizacion Cultiba S.A.B. de C.V..............       4,708         12,532
    Organizacion Soriana S.A.B. de C.V. Class B.....  14,981,589     50,084,269
    Qualitas Controladora S.A.B. de C.V.............   2,018,919      5,532,259
   *Savia SA Class A................................   3,457,285             --
    TV Azteca S.A.B. de C.V.........................   5,519,163      2,614,232
  #*Urbi Desarrollos Urbanos S.A.B. de C.V..........   9,102,158      1,133,071
  #*Vitro S.A.B. de C.V. Series A...................   1,546,127      3,141,218
                                                                 --------------
 TOTAL MEXICO.......................................              1,272,888,265
                                                                 --------------
 PHILIPPINES -- (1.2%)
    A Soriano Corp..................................  20,195,000      3,298,345
    Alliance Global Group, Inc......................  31,892,506     19,293,923
    Alsons Consolidated Resources, Inc..............  17,757,000        553,329
    Atlas Consolidated Mining & Development.........   2,896,900        960,306
    BDO Unibank, Inc................................   9,897,965     18,456,799
    Cebu Air, Inc...................................     237,920        344,304
    Cebu Holdings, Inc..............................   6,611,050        895,779
    China Banking Corp..............................     376,706        536,009
    DMCI Holdings, Inc..............................     794,700        973,394
   *Empire East Land Holdings, Inc..................  50,520,000      1,104,385
   *Export & Industry Bank, Inc. Class A............      14,950             --
    Filinvest Development Corp......................     142,800         16,360
    Filinvest Land, Inc............................. 187,358,031      7,672,111
    First Philippine Holdings Corp..................   4,465,530      8,842,846
    Fwbc Holdings, Inc..............................   5,471,786             --
   *Global-Estate Resorts, Inc......................  13,773,000        532,151

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
PHILIPPINES -- (Continued)
   JG Summit Holdings, Inc............................   3,396,600 $  3,284,877
   Lopez Holdings Corp................................  29,387,600    3,434,410
   Macroasia Corp.....................................     957,000       53,627
   Megaworld Corp..................................... 210,611,600   15,692,198
   Metropolitan Bank & Trust..........................   9,336,217   22,825,715
   Mondragon International Philippines, Inc...........   2,464,000           --
  *Philippine National Bank...........................   4,253,308    7,955,881
  *Philippine National Construction Corp..............     398,900       45,006
   Philippine Savings Bank............................   1,232,313    3,830,473
   Philippine Townships, Inc..........................     226,200       24,740
   Philtown Properties, Inc...........................       6,701          238
   Phinma Corp........................................   2,162,498      696,897
   Rizal Commercial Banking Corp......................   4,744,348    5,854,594
   Robinsons Land Corp................................  29,013,450   15,206,230
   San Miguel Corp....................................   6,358,196   12,589,694
   San Miguel Pure Foods Co., Inc.....................      14,270       78,501
   Security Bank Corp.................................   1,057,422    3,505,961
   Shang Properties, Inc..............................     614,285       47,899
   SM Development Corp................................  53,432,694   10,017,389
   Solid Group, Inc...................................   5,000,000      198,115
   Trans-Asia Oil & Energy Development................   4,739,000      272,728
   Union Bank Of Philippines..........................   2,670,714    8,240,032
   Universal Robina Corp..............................  10,140,225   29,020,043
   Vista Land & Lifescapes, Inc.......................  56,180,568    7,432,573
                                                                   ------------
TOTAL PHILIPPINES.....................................              213,787,862
                                                                   ------------
POLAND -- (1.4%)
  *Agora SA...........................................     722,661    1,769,197
   Asseco Poland SA...................................   1,195,520   17,046,632
   Atende SA..........................................       9,205        3,766
  *Bank Millennium SA.................................   6,340,642   12,305,035
  *Bioton SA..........................................  43,007,859      538,237
  *Ciech SA...........................................     578,107    4,508,505
   ComArch SA.........................................       3,061       78,478
   Dom Development SA.................................      42,315      502,834
   Enea SA............................................   1,594,436    6,741,749
  *Farmacol SA........................................       2,476       37,057
   Firma Oponiarska Debica SA.........................     111,346    2,272,358
   Getin Holding SA...................................   3,498,173    3,442,937
  *Getin Noble Bank SA................................   4,404,668    2,821,611
   Grupa Azoty SA.....................................     111,649    2,274,975
   Grupa Kety SA......................................     123,164    5,713,328
  *Grupa Lotos SA.....................................   1,221,898   12,602,116
  *Impexmetal SA......................................   5,864,978    4,399,444
  #Jastrzebska Spolka Weglowa SA......................      72,750    1,520,378
  *Kernel Holding SA..................................       7,691      120,043
   Koelner SA.........................................     114,700      360,070
   Kopex SA...........................................     532,278    1,719,896
 #*LC Corp. SA........................................   1,822,979    1,018,302
  *MCI Management SA..................................      66,335      171,179
  *Mostostal Warszawa SA..............................       1,892        2,833
  *Netia SA...........................................   3,633,626    5,174,106
   Orbis SA...........................................     541,449    5,849,976

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
POLAND -- (Continued)
   Pelion SA..........................................      10,942 $    279,367
  *Petrolinvest SA....................................   1,101,997      145,314
   PGE SA.............................................  12,888,033   60,943,154
  *Polimex-Mostostal SA...............................  10,512,907      526,744
  *Polnord SA.........................................     140,196      241,079
  *Polski Koncern Miesny Duda SA......................     995,207      225,793
  #Polski Koncern Naftowy Orlen SA....................   6,012,798   81,624,335
  *Rafako SA..........................................         222          332
  *Rovese SA..........................................   1,039,089      626,569
  *Sygnity SA.........................................     206,622    1,288,135
   Synthos SA.........................................   6,368,383    8,754,259
   Tauron Polska Energia SA...........................  13,900,584   19,105,753
                                                                   ------------
TOTAL POLAND..........................................              266,755,876
                                                                   ------------
RUSSIA -- (4.4%)
  *AFI Development P.L.C. GDR.........................     143,207       85,651
  *Federal Hydrogenerating Co. JSC ADR................   7,839,041   13,287,175
  *Gazprom OAO Sponsored ADR.......................... 104,661,281  808,779,887
   Magnitogorsk Iron & Steel Works GDR................   1,874,698    5,767,855
 #*Mechel Sponsored ADR...............................     118,435      336,355
                                                                   ------------
TOTAL RUSSIA..........................................              828,256,923
                                                                   ------------
SOUTH AFRICA -- (6.4%)
  #ABSA Group, Ltd....................................   5,449,082   78,721,697
   Adcorp Holdings, Ltd...............................     525,704    1,689,304
   Aeci, Ltd..........................................   1,281,509   15,118,663
   Afgri, Ltd.........................................   4,821,593    2,348,698
  #African Bank Investments, Ltd......................   6,197,862    9,134,480
   African Rainbow Minerals, Ltd......................   1,804,493   29,655,371
   Allied Electronics Corp., Ltd......................     563,821    1,091,442
  *Anglo American Platinum, Ltd.......................      75,614    2,675,121
   AngloGold Ashanti, Ltd.............................     877,055   11,508,239
  #AngloGold Ashanti, Ltd. Sponsored ADR..............   2,148,349   28,293,756
  *ArcelorMittal South Africa, Ltd....................   2,508,355    8,460,931
   Argent Industrial, Ltd.............................   1,278,773      742,045
   Aveng, Ltd.........................................   7,239,947   21,496,566
   AVI, Ltd...........................................     775,429    4,519,140
   Barloworld, Ltd....................................   3,880,866   32,173,173
   Basil Read Holdings, Ltd...........................     468,299      356,094
   Bell Equipment, Ltd................................     416,814      948,534
   Blue Label Telecoms, Ltd...........................   3,606,656    3,000,829
  *Brait SE...........................................   1,676,738    7,110,667
   Business Connexion Group, Ltd......................   1,774,873      975,839
   Caxton and CTP Publishers and Printers, Ltd........   3,018,326    5,368,678
   Clover Industries, Ltd.............................      41,849       70,053
  *Consolidated Infrastructure Group, Ltd.............      51,564      104,044
   Corpgro, Ltd.......................................     579,166           --
   Datacentrix Holdings, Ltd..........................     188,927       76,432
   DataTec, Ltd.......................................   2,986,954   17,103,853
   Delta EMD, Ltd.....................................     141,909       95,138
   Distell Group, Ltd.................................     330,515    4,142,818
  *Distribution and Warehousing Network, Ltd..........     250,120      195,828

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
SOUTH AFRICA -- (Continued)
   DRDGOLD, Ltd........................................  6,196,214 $  3,366,331
   DRDGOLD, Ltd. Sponsored ADR.........................      7,076       38,352
   ElementOne, Ltd.....................................    391,810      352,571
   Eqstra Holdings, Ltd................................  2,215,763    1,532,021
  *Evraz Highveld Steel and Vanadium, Ltd..............    148,283      245,593
  #Exxaro Resources, Ltd...............................     89,274    1,376,058
  *Gijima Group, Ltd...................................     19,824        2,240
   Gold Fields, Ltd....................................  2,345,514   14,054,125
  #Gold Fields, Ltd. Sponsored ADR..................... 14,204,266   85,651,724
   Grindrod, Ltd.......................................  7,023,853   16,300,200
   Group Five, Ltd.....................................  1,149,517    4,604,084
   Harmony Gold Mining Co., Ltd........................  3,024,604   11,417,594
  #Harmony Gold Mining Co., Ltd. Sponsored ADR.........  3,302,382   12,714,171
   Hudaco Industries, Ltd..............................      2,761       25,786
  *Hulamin, Ltd........................................  1,447,370      691,423
   Iliad Africa, Ltd...................................    179,921       77,736
   Impala Platinum Holdings, Ltd.......................  4,325,530   42,486,242
   Imperial Holdings, Ltd..............................    212,897    4,437,458
   Investec, Ltd.......................................  4,207,102   28,191,605
   JCI, Ltd............................................ 10,677,339           --
  #JD Group, Ltd.......................................  2,283,573    7,011,307
   KAP Industrial Holdings, Ltd........................     42,823       13,932
   Lewis Group, Ltd....................................  1,733,977   10,232,140
  #Liberty Holdings, Ltd...............................  1,371,566   16,999,055
   Mediclinic International, Ltd.......................  1,190,902    8,304,810
  *Merafe Resources, Ltd............................... 21,718,286    1,413,435
   Metair Investments, Ltd.............................    985,131    3,579,202
   MMI Holdings, Ltd................................... 16,989,149   36,952,786
   Mondi, Ltd..........................................  1,839,112   27,187,211
   Mpact, Ltd..........................................  2,032,124    5,308,656
  *Murray & Roberts Holdings, Ltd......................  1,893,464    4,547,002
   Mustek, Ltd.........................................     84,890       45,460
  *Mvelaserve, Ltd.....................................  1,059,863      899,646
   Nampak, Ltd.........................................  1,126,301    3,643,668
   Nedbank Group, Ltd..................................  3,381,636   60,894,186
  *Northam Platinum, Ltd...............................  3,074,276   11,275,571
   Omnia Holdings, Ltd.................................    495,682    8,846,876
  *Palabora Mining Co., Ltd............................    209,008    2,431,578
   Peregrine Holdings, Ltd.............................  1,506,337    1,749,007
   Petmin, Ltd.........................................  1,374,464      278,906
   PSG Group, Ltd......................................    661,981    4,295,279
   Rainbow Chicken, Ltd................................      8,894       15,266
  *Randgold & Exploration Co., Ltd.....................    176,872       37,363
   Raubex Group, Ltd...................................    990,680    2,223,935
  *Royal Bafokeng Platinum, Ltd........................     91,937      471,869
   Sanlam, Ltd......................................... 25,546,677  122,770,206
  *Sappi, Ltd..........................................  7,996,843   21,340,163
  *Sappi, Ltd. Sponsored ADR...........................    803,111    2,168,400
   Sasol, Ltd..........................................     13,868      637,158
  #Sasol, Ltd. Sponsored ADR...........................    707,889   32,640,762
  *Sentula Mining, Ltd.................................  2,156,745      144,976
  *Sibanye Gold, Ltd...................................    549,461      426,545
 #*Sibanye Gold, Ltd. Sponsored ADR....................  2,965,465    9,222,596

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ---------- --------------
SOUTH AFRICA -- (Continued)
   Standard Bank Group, Ltd........................... 17,313,369 $  193,595,435
   Stefanutti Stocks Holdings, Ltd....................    526,548        482,195
 #*Steinhoff International Holdings, Ltd.............. 21,267,130     56,309,356
  *Super Group, Ltd...................................  3,082,559      7,303,178
  *Telkom SA SOC, Ltd.................................  3,800,992      7,448,561
  *Times Media Group, Ltd.............................    461,978        896,900
   Tongaat Hulett, Ltd................................    390,371      4,997,594
   Trencor, Ltd.......................................  1,054,354      7,039,303
   Value Group, Ltd...................................    976,777        571,879
 #*Village Main Reef, Ltd.............................  1,410,233         51,783
  *Wesizwe............................................      9,762            476
   Zeder Investments, Ltd.............................  2,167,310        874,909
                                                                  --------------
TOTAL SOUTH AFRICA....................................             1,202,323,268
                                                                  --------------
SOUTH KOREA -- (14.5%)
   Aekyung Petrochemical Co., Ltd.....................     20,319      1,120,336
   #AK Holdings, Inc..................................     37,347      1,335,344
   AMOREPACIFIC Group.................................     11,623      4,016,434
   Asia Cement Co., Ltd...............................     36,191      2,468,704
   Asia Paper Manufacturing Co., Ltd..................     37,150        638,382
 #*AUK Corp...........................................    633,480      1,499,502
   Bookook Securities Co., Ltd........................     28,655        388,085
   Boryung Pharmaceutical Co., Ltd....................     45,496      1,494,088
   BS Financial Group, Inc............................  1,606,361     22,929,580
   Busan City Gas Co., Ltd............................     81,980      2,098,949
   BYC Co., Ltd.......................................        810        143,721
   Byucksan Corp......................................    156,140        257,693
  #Capro Corp.........................................    139,310        984,305
 #*Celltrion Pharm, Inc...............................      7,951        128,030
  *China Great Star International, Ltd................    425,611        573,315
 #*China Ocean Resources Co., Ltd.....................    808,940      1,881,842
   Chosun Refractories Co., Ltd.......................      9,371        641,252
   CJ Corp............................................    199,265     20,298,458
  *CJ E&M Corp........................................    160,364      5,490,513
 #*CJ Korea Express Co., Ltd..........................     99,247      8,685,425
   CKD Bio Corp.......................................     20,570        246,156
 #*Cosmochemical Co., Ltd.............................    157,200      1,594,504
  #Dae Dong Industrial Co., Ltd.......................    145,130        847,146
  #Dae Han Flour Mills Co., Ltd.......................     14,607      2,047,638
   Dae Won Kang Up Co., Ltd...........................    245,096      1,567,841
 #*Dae Young Packaging Co., Ltd.......................  1,121,470        973,464
  #Dae-Il Corp........................................     66,990        299,525
  #Daechang Co., Ltd..................................    897,980        882,462
   Daeduck GDS Co., Ltd...............................    281,480      4,713,449
  #Daegu Department Store.............................    122,031      1,780,384
  #Daehan Steel Co., Ltd..............................    183,220      1,108,592
   Daekyo Co., Ltd....................................    521,770      3,439,915
  #Daelim Industrial Co., Ltd.........................    453,905     35,876,781
   Daelim Trading Co., Ltd............................     13,834         49,219
  #Daesang Holdings Co., Ltd..........................    142,836        991,132
  #Daesung Holdings Co., Ltd..........................     41,070        329,106
   Daewon San Up Co., Ltd.............................     17,666        123,494
 #*Daewoo Engineering & Construction Co., Ltd.........  1,174,710      8,061,807

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES     VALUE++
                                                           --------- -----------
SOUTH KOREA -- (Continued)
   Daewoo Securities Co., Ltd............................. 2,825,042 $25,016,720
  #Daewoo Shipbuilding & Marine Engineering Co., Ltd......   842,932  22,213,561
   Daewoong Co., Ltd......................................     5,078     134,291
  *Dahaam E-Tec Co., Ltd..................................     3,535      56,639
   Daishin Securities Co., Ltd............................   651,155   5,165,751
  #Daou Data Corp.........................................   138,807     712,753
  #Daou Technology, Inc...................................   321,778   4,766,692
 #*Dasan Networks, Inc....................................   145,116     836,356
   DGB Financial Group, Inc............................... 1,293,172  19,374,953
  *Digitech Systems Co., Ltd..............................    10,779      76,864
  #Dong Ah Tire & Rubber Co., Ltd.........................    81,994   1,518,165
 #*Dong Yang Gang Chul Co., Ltd...........................   291,430     648,001
  #Dong-Ah Geological Engineering Co., Ltd................    45,500     399,744
   Dong-Il Corp...........................................    19,098     909,144
   Dongbang Agro Co.......................................    22,290     127,354
  #Dongbang Transport Logistics Co., Ltd..................   273,670     691,662
   Dongbu CNI Co., Ltd....................................    16,040      82,649
 #*Dongbu Corp............................................    62,380     209,083
 #*Dongbu HiTek Co., Ltd..................................   372,064   2,408,201
   Dongbu Securities Co., Ltd.............................   351,526   1,213,702
 #*Dongbu Steel Co., Ltd..................................   400,464   1,022,444
  #Dongil Industries Co., Ltd.............................    18,961     896,729
 #*Dongkook Industrial Co., Ltd...........................   248,640     749,909
  #Dongkuk Steel Mill Co., Ltd............................   731,949   8,039,599
   DONGKUK STRUCTURES & CONSTRUCTION Co., Ltd.............   114,484     391,902
   Dongsung Holdings Co., Ltd.............................   195,870     955,225
  #Dongwha Pharm Co., Ltd.................................   261,900   1,631,801
   Dongwon F&B Co., Ltd...................................    18,686   2,219,732
  *Dongwon Systems Corp...................................     7,005      44,884
   Dongyang Mechatronics Corp.............................    11,660     109,495
  #Doosan Corp............................................   109,796  13,914,680
 #*Doosan Engine Co., Ltd.................................   112,890     813,302
 #*Doosan Engineering & Construction Co., Ltd.............   364,280     840,644
   Doosan Heavy Industries & Construction Co., Ltd........   125,730   5,157,605
 #*Doosan Infracore Co., Ltd..............................   354,010   3,886,013
   DRB Holding Co., Ltd...................................   124,305     868,554
   DRB Industrial Co., Ltd................................   117,204     876,106
   E-Mart Co., Ltd........................................    37,775   7,109,082
  *Eagon Industries Co., Ltd..............................    13,300     140,339
  #Easy Bio, Inc..........................................    23,186      98,982
   Eugene Corp............................................   255,453     705,320
  *Eugene Investment & Securities Co., Ltd................   763,229   1,530,276
   Fursys, Inc............................................    31,503     808,076
  #Gaon Cable Co., Ltd....................................    18,587     331,457
   Global & Yuasa Battery Co., Ltd........................    34,827   1,745,996
  *GNCO Co., Ltd..........................................    56,982     103,940
   Green Cross Holdings Corp..............................    50,710     656,346
  #GS Engineering & Construction Corp.....................   515,821  13,983,108
   GS Global Corp.........................................     3,370      27,305
   GS Holdings............................................   750,939  36,876,920
   Gwangju Shinsegae Co., Ltd.............................     5,985   1,372,885
  #Halla Engineering & Construction Corp..................   250,271   1,308,466
   Han Kuk Carbon Co., Ltd................................    74,120     533,574

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- ------------
SOUTH KOREA -- (Continued)
   Hana Financial Group, Inc............................. 4,078,729 $130,626,365
  #Handok Pharmaceuticals Co., Ltd.......................    34,880      493,686
   Handsome Co., Ltd.....................................   214,790    5,304,350
   Hanil Cement Co., Ltd.................................    52,145    2,643,389
  #Hanil E-Wha Co., Ltd..................................    60,750      779,509
 #*Hanjin Heavy Industries & Construction Co., Ltd.......   776,601    8,557,906
  #Hanjin Heavy Industries & Construction Holdings Co.,
    Ltd..................................................   181,040    1,188,451
 #*Hanjin Shipping Co., Ltd.............................. 1,344,240    9,648,147
  *Hanjin Shipping Holdings Co., Ltd.....................   164,924      684,669
   Hanjin Transportation Co., Ltd........................   140,220    2,870,047
  *Hankuk Glass Industries, Inc..........................    29,050      444,692
  #Hankuk Paper Manufacturing Co., Ltd...................    32,780      689,816
  *Hanmi Science Co., Ltd................................    18,610      265,170
   Hanmi Semiconductor Co., Ltd..........................    70,160      786,194
 #*Hansol HomeDeco Co., Ltd..............................   321,490      358,828
   Hansol Paper Co.......................................   647,244    7,029,545
  #Hanwha Chemical Corp.................................. 1,436,095   24,009,534
   Hanwha Corp...........................................   594,563   16,256,108
  *Hanwha General Insurance Co., Ltd.....................   113,883      468,332
  *Hanwha Investment & Securities Co., Ltd...............   935,001    2,990,065
   Hanwha Life Insurance Co., Ltd........................ 1,498,105    8,977,821
   Hanwha Timeworld Co., Ltd.............................    12,290      393,899
   Hanyang Securities Co., Ltd...........................    90,530      515,162
  #Heung-A Shipping Co., Ltd.............................   544,930      985,399
  #Hitejinro Holdings Co., Ltd...........................    99,611    1,146,952
   HMC Investment Securities Co., Ltd....................   259,785    2,599,473
  #HS R&A Co., Ltd.......................................    37,336      422,325
   Humax Co., Ltd........................................    42,979      502,655
  #Husteel Co., Ltd......................................    59,490    1,161,971
   Hwacheon Machine Tool Co., Ltd........................    14,227      646,365
   Hyosung Corp..........................................   380,987   22,846,520
 #*Hyundai BNG Steel Co., Ltd............................   145,750    2,049,858
  #Hyundai Development Co................................   904,704   16,046,711
  #Hyundai Heavy Industries Co., Ltd.....................   232,115   43,328,220
   Hyundai Hy Communications & Networks Co., Ltd.........   207,730    1,031,178
  #Hyundai Mipo Dockyard.................................    81,875    9,676,178
   Hyundai Motor Co......................................   310,959   64,298,067
   Hyundai Securities Co., Ltd........................... 1,978,978   10,956,012
  #Hyundai Steel Co...................................... 1,197,245   72,897,245
   Hyunjin Materials Co., Ltd............................    64,806      305,507
  #Il Dong Pharmaceutical Co., Ltd.......................   133,130    1,202,311
  #Iljin Electric Co., Ltd...............................   315,890    1,036,309
   Ilshin Spinning Co., Ltd..............................    16,366    1,741,250
  #Ilsung Pharmaceuticals Co., Ltd.......................     9,407      672,482
   Industrial Bank of Korea.............................. 2,572,180   26,081,253
   Intergis Co., Ltd.....................................    24,590      155,925
   INTOPS Co., Ltd.......................................    62,298    1,308,829
   Inzi Controls Co., Ltd................................    89,540      430,798
  #INZI Display Co., Ltd.................................   337,768      673,116
 #*IS Dongseo Co., Ltd...................................   121,855    1,528,644
  #ISU Chemical Co., Ltd.................................   164,530    2,443,415
  *JB Financial Group Co., Ltd...........................   707,883    4,167,826
  #Jeil Pharmaceutical Co................................    73,180      882,950

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- ------------
SOUTH KOREA -- (Continued)
   JW Pharmaceutical Corp................................   114,189 $  1,788,734
   KB Financial Group, Inc............................... 2,902,753   91,817,464
  #KB Financial Group, Inc. ADR.......................... 3,182,416  100,627,994
  #KC Tech Co., Ltd......................................   332,012    1,526,817
  #KCC Corp..............................................    64,340   19,969,191
 #*Keangnam Enterprises, Ltd.............................   144,590      749,799
  *KEC Corp..............................................    54,533        6,359
  #Keyang Electric Machinery Co., Ltd....................   393,920    1,002,346
  #KG Chemical Corp......................................    47,243      738,183
   KISCO Corp............................................    56,021    1,345,681
  #KISCO Holdings Co., Ltd...............................    11,673      415,376
  #Kishin Corp...........................................   113,945      713,776
  #KISWIRE, Ltd..........................................    69,836    2,223,626
   Kolon Corp............................................    95,605    1,776,824
  *Kolon Global Corp.....................................   340,650    1,182,294
  #Kolon Industries, Inc.................................   178,594    8,022,377
   Korea Airport Service Co., Ltd........................    16,100      316,847
   Korea Cast Iron Pipe Industries Co., Ltd..............     7,358       26,506
   Korea Electric Terminal Co., Ltd......................    89,230    2,950,583
   Korea Export Packaging Industrial Co., Ltd............     5,290      120,527
 #*Korea Flange Co., Ltd.................................    58,810      730,374
   Korea Investment Holdings Co., Ltd....................   542,836   19,625,954
 #*Korea Petrochemical Ind Co., Ltd......................    45,171    2,260,983
  *Korean Air Lines Co., Ltd.............................    31,830      798,991
   Korean Reinsurance Co.................................   114,130    1,129,068
  #KPF...................................................    36,644      258,134
  #KPX Chemical Co., Ltd.................................    12,852      839,400
  *KTB Investment & Securities Co., Ltd.................. 1,066,210    2,423,273
   Kukdo Chemical Co., Ltd...............................    51,898    2,411,882
  #Kumho Electric Co., Ltd...............................    52,624    1,552,542
  #Kunsul Chemical Industrial Co., Ltd...................    26,860      575,933
   Kwang Dong Pharmaceutical Co., Ltd....................   178,610    1,351,110
 #*Kyeryong Construction Industrial Co., Ltd.............    58,970      429,908
   Kyobo Securities Co...................................   272,242    1,135,629
  #Kyung Dong Navien Co., Ltd............................    30,060      538,680
   Kyung-In Synthetic Corp...............................   184,400      644,841
 #*Kyungbang, Ltd........................................     9,187    1,077,310
   LG Corp............................................... 1,083,610   62,976,525
 #*LG Display Co., Ltd................................... 1,309,420   32,485,470
 #*LG Display Co., Ltd. ADR.............................. 3,996,524   49,516,932
  #LG Electronics, Inc................................... 1,776,548  115,240,319
   LG Hausys, Ltd........................................    74,631    8,471,207
   LG International Corp.................................    60,310    1,648,945
  *LG Uplus Corp......................................... 3,310,241   40,370,195
   LIG Insurance Co., Ltd................................    88,290    1,939,877
  #Livart Furniture Co., Ltd.............................    29,460      194,903
  #Lotte Chemical Corp...................................    52,363    7,914,248
   Lotte Chilsung Beverage Co., Ltd......................     9,880   12,943,540
  #Lotte Confectionery Co., Ltd..........................     9,339   13,177,740
   Lotte Food Co., Ltd...................................     1,510      803,543
  *Lotte Non-Life Insurance Co., Ltd.....................    23,240       66,155
  #Lotte Shopping Co., Ltd...............................   166,351   51,995,097
   Meritz Finance Group, Inc.............................    16,600       73,183

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- ------------
SOUTH KOREA -- (Continued)
   Meritz Securities Co., Ltd............................ 2,576,974 $  3,531,759
   Mi Chang Oil Industrial Co., Ltd......................     4,691      335,262
   Mirae Asset Securities Co., Ltd.......................   414,359   15,308,182
   MK Electron Co., Ltd..................................    99,673      376,916
  #Moorim P&P Co., Ltd...................................   422,608    2,131,634
 #*Moorim Paper Co., Ltd.................................   264,210      575,674
   Motonic Corp..........................................   121,010    1,190,317
  #Namhae Chemical Corp..................................    23,510      159,665
   Namyang Dairy Products Co., Ltd.......................     4,383    3,432,532
   National Plastic Co...................................   161,170      655,528
 #*NEOWIZ HOLDINGS Corp..................................    69,796      673,721
  #Nexen Corp............................................    13,326    1,005,888
   NH Investment & Securities Co., Ltd...................   406,621    1,782,538
   NICE Holdings Co., Ltd................................     7,100       70,393
  #NK Co., Ltd...........................................   196,310      628,649
  #Nong Shim Holdings Co., Ltd...........................    24,347    1,614,251
   NongShim Co., Ltd.....................................    40,829    9,461,206
   OCI Materials Co., Ltd................................     6,588      222,702
 #*Osung LST Co., Ltd....................................   184,874      491,786
   Ottogi Corp...........................................     9,701    3,395,012
   Paik Kwang Industrial Co., Ltd........................   100,134      365,253
 #*PaperCorea, Inc.......................................   560,530      494,584
  #Poongsan Corp.........................................   422,600    9,511,353
   Poongsan Holdings Corp................................    49,788    1,189,352
   POSCO.................................................   681,110  195,625,333
  #POSCO ADR............................................. 1,626,923  116,617,840
  *POSCO Coated & Color Steel Co., Ltd...................    23,830      305,168
  *PSK, Inc..............................................    84,155      435,491
   Pulmuone Holdings Co., Ltd............................     7,118      373,644
  #Pyeong Hwa Automotive Co., Ltd........................    10,057      172,597
  #S&T Dynamics Co., Ltd.................................   380,544    4,523,024
   S&T Holdings Co., Ltd.................................    87,883    1,403,010
  #S&T Motiv Co., Ltd....................................   128,920    3,203,792
   Saeron Automotive Corp................................     1,995       14,973
 #*Sajo Industries Co., Ltd..............................    13,276      481,825
  *Sajodaerim Corp.......................................       170        1,774
  #Sam Young Electronics Co., Ltd........................   159,570    1,276,851
   Sam Yung Trading Co., Ltd.............................    35,904      672,081
   SAMHWA Paints Industrial Co., Ltd.....................     2,030       11,043
 #*Samick Musical Instruments Co., Ltd................... 1,125,740    1,927,941
   Samlip General Foods Co., Ltd.........................     8,430      322,619
   Samsung C&T Corp...................................... 1,386,322   68,556,761
   Samsung Life Insurance Co., Ltd.......................       895       85,597
  #Samsung SDI Co., Ltd..................................   520,138   75,362,066
   Samyang Genex Co., Ltd................................    11,337      884,122
   Samyang Holdings Corp.................................    89,042    6,778,085
   Samyang Tongsang Co., Ltd.............................     8,060      183,627
  #Samyoung Chemical Co., Ltd............................   220,260      573,430
   SAVEZONE I&C Corp.....................................    27,710       94,464
  #Seah Besteel Corp.....................................   168,664    4,754,447
  #SeAH Holdings Corp....................................    13,089    1,338,350
  #SeAH Steel Corp.......................................    36,098    3,470,287
   Sebang Co., Ltd.......................................   137,830    2,397,424

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- ------------
SOUTH KOREA -- (Continued)
  #Sejong Industrial Co., Ltd............................   102,930 $  1,512,251
   Sempio Foods Co.......................................     3,110       69,209
 #*Seohee Construction Co., Ltd.......................... 1,753,286    1,191,288
 #*Seong An Co., Ltd.....................................    86,190       63,170
   Seowon Co., Ltd.......................................   156,260      300,421
  *Sewon Cellontech Co., Ltd.............................    28,950       87,051
 #*SG Corp............................................... 1,945,560    1,526,334
  #Shin Poong Pharmaceutical Co., Ltd....................   138,645      733,380
   Shinhan Financial Group Co., Ltd...................... 5,415,719  197,414,574
   Shinhan Financial Group Co., Ltd. ADR................. 1,630,308   59,457,332
   Shinsegae Co., Ltd....................................    41,475    8,070,459
   Shinsegae Information & Communication Co., Ltd........     5,726      402,008
 #*Shinsung Solar Energy Co., Ltd........................   765,627      931,174
  #Shinsung Tongsang Co., Ltd............................ 1,106,860    1,210,418
   Shinyoung Securities Co., Ltd.........................    35,820    1,182,319
  #Silla Co., Ltd........................................    64,953    1,672,046
   Sindoh Co., Ltd.......................................    43,098    2,493,835
   SJM Co., Ltd..........................................    19,484      206,031
  #SK Chemicals Co., Ltd.................................   113,742    4,331,862
   SK Gas Co., Ltd.......................................    47,214    3,167,901
   SK Holdings Co., Ltd..................................   530,249   83,298,556
   SK Innovation Co., Ltd................................   845,193  114,278,330
  #SK Networks Co., Ltd.................................. 2,219,296   12,826,991
  *SK Securities Co., Ltd................................ 4,048,550    3,272,649
  #SKC Co., Ltd..........................................    42,000    1,090,591
  #SL Corp...............................................   140,660    2,083,273
  #Songwon Industrial Co., Ltd...........................   121,460    1,414,843
   *Ssangyong Cement Industrial Co., Ltd.................   289,296    1,657,412
  #STX Corp. Co., Ltd....................................   518,863    1,530,103
 #*STX Engine Co., Ltd...................................   365,660    2,238,377
 #*STX Offshore & Shipbuilding Co., Ltd..................   853,740    4,135,772
 #*STX Pan Ocean Co., Ltd................................ 1,611,400    3,444,250
   Suheung Capsule Co., Ltd..............................    38,150    1,121,179
   Sun Kwang Co., Ltd....................................    20,098      330,149
 #*Sungchang Enterprise Holdings, Ltd....................    21,590      409,856
 #*Sungshin Cement Co., Ltd..............................    78,030      377,031
   Sungwoo Hitech Co., Ltd...............................    66,157      880,036
   Sunjin Co., Ltd.......................................     2,189       34,413
  #Tae Kyung Industrial Co., Ltd.........................   116,020      472,285
  #Taekwang Industrial Co., Ltd..........................     4,300    4,116,519
 #*Taewoong Co., Ltd.....................................    70,311    1,406,609
   Taeyoung Engineering & Construction Co., Ltd..........   564,040    3,125,577
  #Tailim Packaging Industrial Co., Ltd..................   374,220      858,337
   TCC Steel.............................................    48,310      165,053
   Telcoware Co., Ltd....................................     2,187       18,691
 #*TK Chemical Corp......................................   329,048      501,002
   Tong Kook Corp........................................       607           --
  #Tong Yang Moolsan Co., Ltd............................    72,180      730,060
   Tongyang Life Insurance...............................    79,490      806,135
   TONGYANG Securities, Inc..............................   918,859    2,915,539
  *Top Engineering Co., Ltd..............................    49,113      229,114
  #TS Corp...............................................    65,206    1,901,156
  #Unid Co., Ltd.........................................    46,751    2,112,845

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
SOUTH KOREA -- (Continued)
   Union Steel.......................................     38,477 $      410,744
 #*WillBes & Co. (The)...............................    727,030        808,876
   Wiscom Co., Ltd...................................     32,980        150,193
  *Woongjin Chemical Co., Ltd........................      5,122         46,254
 #*Woongjin Energy Co., Ltd..........................    751,750      1,636,064
  *Woongjin Holdings Co., Ltd........................     22,799         72,102
  *Woongjin Thinkbig Co., Ltd........................    156,120      1,002,089
   Wooree ETI Co., Ltd...............................     87,561        319,027
   Woori Finance Holdings Co., Ltd...................  5,158,647     51,621,030
  #Woori Finance Holdings Co., Ltd. ADR..............      8,505        255,235
   Woori Financial Co., Ltd..........................    101,511      1,925,129
   Woori Investment & Securities Co., Ltd............  2,467,643     25,683,893
  #WooSung Feed Co., Ltd.............................    284,940        742,774
   YESCO Co., Ltd....................................     30,550      1,038,229
  #Yoosung Enterprise Co., Ltd.......................     76,905        323,016
  #YooSung T&S Co., Ltd..............................     52,492         94,684
   Youlchon Chemical Co., Ltd........................    159,540      1,887,336
   Young Poong Corp..................................      4,715      6,478,627
   Young Poong Mining & Construction Corp............     18,030             --
  #Young Poong Precision Corp........................     48,300        444,958
   Youngone Holdings Co., Ltd........................     29,890      1,728,769
   YuHwa Securities Co., Ltd.........................     28,680        305,959
   Zinus, Inc........................................      1,866             --
                                                                 --------------
TOTAL SOUTH KOREA....................................             2,719,682,785
                                                                 --------------
TAIWAN -- (13.9%)
   A-DATA Technology Co., Ltd........................     86,000        160,550
   Ability Enterprise Co., Ltd.......................  1,891,000      1,519,093
   AcBel Polytech, Inc...............................  5,679,219      5,021,878
   Accton Technology Corp............................  8,758,156      5,063,694
 #*Acer, Inc......................................... 47,368,364     34,974,761
   ACES Electronic Co., Ltd..........................    350,000        296,557
  #ACHEM TECHNOLOGY Corp.............................  2,670,984      1,371,942
  *Action Electronics Co., Ltd.......................  3,562,084        766,401
   Advanced International Multitech Co., Ltd.........     61,000         65,886
  *AGV Products Corp.................................  7,871,701      2,623,795
   Alcor Micro Corp..................................    100,000         95,805
   Allis Electric Co., Ltd...........................  1,471,000        442,556
  #Alpha Networks, Inc...............................  5,319,237      3,126,162
   Altek Corp........................................  6,185,808      3,334,902
  #Ambassador Hotel (The)............................    649,000        604,136
   AMPOC Far-East Co., Ltd...........................  1,772,000      1,473,560
   AmTRAN Technology Co., Ltd........................ 10,587,956      7,419,941
   Anpec Electronics Corp............................    147,000        111,307
  #APCB, Inc.........................................  2,521,000      1,789,301
   Apex Science & Engineering........................    690,713        388,802
   Arcadyan Technology Corp..........................    176,000        223,466
   Ardentec Corp.....................................    541,000        346,745
   Arima Communications Corp.........................    251,566        100,774
  #Asia Cement Corp.................................. 25,134,362     31,506,512
  *Asia Optical Co., Inc.............................  4,243,290      4,657,343
  #Asia Polymer Corp.................................  3,902,478      3,029,503
   Asia Vital Components Co., Ltd....................  4,739,984      2,384,231

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
 #*AU Optronics Corp...................................  46,988,812 $16,924,934
 #*AU Optronics Corp. Sponsored ADR....................   9,342,184  34,005,550
  #Audix Corp..........................................   1,726,164   1,656,729
   Avermedia Technologies..............................   2,588,000   1,105,316
 #*Avision, Inc........................................   2,782,555     747,486
   AVY Precision Technology, Inc.......................     114,000     189,094
  *Bank of Kaohsiung...................................   6,472,397   2,095,708
   Basso Industry Corp.................................     925,000     902,285
  #BES Engineering Corp................................  23,952,443   6,661,494
   Biostar Microtech International Corp................   2,799,055   1,048,170
 #*Bright Led Electronics Corp.........................   1,642,000     744,728
  #C Sun Manufacturing, Ltd............................   2,535,837   1,749,829
 #*Cameo Communications, Inc...........................   3,030,197     964,320
   Capital Securities Corp.............................  22,878,447   7,629,514
   Career Technology MFG. Co., Ltd.....................     434,000     414,139
  #Carnival Industrial Corp............................   6,172,000   1,856,679
   Cathay Chemical Works...............................     959,000     476,300
   Cathay Real Estate Development Co., Ltd.............  14,314,421  10,235,517
   Celxpert Energy Corp................................     262,000     151,519
   Central Reinsurance Co., Ltd........................   2,562,016   1,115,548
   ChainQui Construction Development Co., Ltd..........   1,547,173   1,187,217
  *Champion Building Materials Co., Ltd................   5,874,828   1,969,971
  *Chang Ho Fibre Corp.................................     129,000      42,143
   Chang Hwa Commercial Bank...........................  78,545,525  45,026,460
   Charoen Pokphand Enterprise.........................   3,296,000   1,682,457
   Chen Full International Co., Ltd....................      94,000      63,514
   Cheng Loong Corp....................................  13,494,659   5,960,689
  #Cheng Uei Precision Industry Co., Ltd...............   3,410,635   6,919,875
  #Chia Chang Co., Ltd.................................     651,000     843,638
   Chia Hsin Cement Corp...............................   7,482,191   3,553,632
  #Chien Kuo Construction Co., Ltd.....................   4,910,247   2,278,270
  *Chien Shing Stainless Steel.........................   1,525,000     201,673
  #Chilisin Electronics Corp...........................     832,300     465,600
  #Chin-Poon Industrial Co.............................   6,566,815  12,471,544
  *China Airlines, Ltd.................................  43,387,353  16,061,430
   China Chemical & Pharmaceutical Co., Ltd............   4,203,264   2,992,104
   China Development Financial Holding Corp............ 188,245,960  53,262,662
  #China Electric Manufacturing Corp...................   3,755,200   1,846,131
   China General Plastics Corp.........................   7,124,260   4,426,389
  #China Glaze Co., Ltd................................   2,248,363   1,010,588
   China Life Insurance Co., Ltd.......................   5,126,000   5,257,120
  *China Manmade Fibers Corp...........................  18,686,813   8,210,319
   China Metal Products................................   3,833,689   5,853,796
  #China Motor Corp....................................  11,432,749   9,631,008
  #China Petrochemical Development Corp................  28,144,397  14,404,929
   China Rebar Co., Ltd................................     439,188          --
   China Steel Structure Co., Ltd......................   1,435,219   1,722,864
  #China Synthetic Rubber Corp.........................   7,333,711   7,614,280
   China United Trust & Investment Corp................     493,999          --
  *China Wire & Cable Co., Ltd.........................   2,900,000   1,259,212
   Chinatrust Financial Holding Co., Ltd...............  86,887,248  57,311,735
   Chinese Maritime Transport, Ltd.....................   1,383,000   1,475,737
  *Chun YU Works & Co., Ltd............................   2,927,000   1,066,853

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
 TAIWAN -- (Continued)
    Chun Yuan Steel.....................................  6,454,287 $ 2,367,988
    Chung Hsin Electric & Machinery Manufacturing Corp..  6,609,000   3,744,774
   *Chung Hung Steel Corp............................... 12,373,046   3,462,865
   *Chung Hwa Pulp Corp.................................  6,665,011   2,127,464
    Chung Shing Textile Co., Ltd........................        600          --
   *Chunghwa Picture Tubes, Ltd......................... 55,899,412   2,899,268
   *Chyang Sheng Dyeing & Finishing Co., Ltd............    328,000     156,190
  #*CMC Magnetics Corp.................................. 47,154,830   8,260,037
   #CoAsia Microelectronics Corp........................  1,387,000     994,369
   #Collins Co., Ltd....................................  2,467,224     908,460
   #Compal Electronics, Inc............................. 67,997,332  47,106,281
    Compeq Manufacturing Co............................. 19,820,000   9,043,744
    Compex International Co., Ltd.......................     46,400          --
   *Concord Securities Corp.............................  1,606,000     409,122
    Continental Holdings Corp...........................  7,293,848   2,698,597
    Coretronic Corp.....................................  5,602,000   4,827,002
   *Cosmos Bank Taiwan..................................    974,872     495,419
   #Coxon Precise Industrial Co., Ltd...................  2,038,000   3,744,606
    Creative Sensor, Inc................................     40,000      20,278
    CSBC Corp. Taiwan...................................  5,590,654   3,363,595
    D-Link Corp......................................... 10,510,939   5,932,335
   #DA CIN Construction Co., Ltd........................  2,614,579   2,475,697
   #Darfon Electronics Corp.............................  5,597,950   3,952,825
    Delpha Construction Co., Ltd........................  3,970,016   1,548,749
    Depo Auto Parts Ind Co., Ltd........................    327,000   1,003,301
    Der Pao Construction Co., Ltd.......................  1,139,000          --
    DFI, Inc............................................    356,280     365,772
    Dynamic Electronics Co., Ltd........................  3,936,324   1,286,286
   #E Ink Holdings, Inc................................. 10,821,000   6,120,968
  #*E-Ton Solar Tech Co., Ltd...........................  2,471,443     981,524
    E.Sun Financial Holding Co., Ltd.................... 65,766,285  43,859,586
   *Eastern Media International Corp.................... 14,796,399   2,393,142
   *Edimax Technology Co., Ltd..........................  2,313,000   1,067,308
   #Edison Opto Corp....................................    586,000     693,290
    Edom Technology Co., Ltd............................    943,800     350,856
    Elite Material Co., Ltd.............................  2,583,905   2,336,288
    Elite Semiconductor Memory Technology, Inc..........  2,336,000   2,454,140
    Elitegroup Computer Systems Co., Ltd................ 11,584,066   4,456,149
    ENG Electric Co., Ltd...............................    148,000     113,658
   #Entie Commercial Bank...............................  2,271,232   1,182,412
    Episil Technologies, Inc............................  2,083,000     766,287
   #Epistar Corp........................................ 14,105,000  23,488,507
    Eternal Chemical Co., Ltd...........................  1,272,000   1,026,443
   *Etron Technology, Inc...............................  1,794,000     660,515
   *Eva Airways Corp.................................... 12,344,738   6,879,164
    Ever Fortune Industrial Co., Ltd....................    409,000          --
   *Everest Textile Co., Ltd............................  4,143,002   1,091,423
    Evergreen International Storage & Transport Corp....  9,314,000   5,947,988
   *Evergreen Marine Corp. Taiwan, Ltd.................. 29,459,998  16,499,249
    Everlight Chemical Industrial Corp..................  2,350,005   1,586,682
    Everlight Electronics Co., Ltd......................  2,417,000   3,804,444
   *Everspring Industry Co..............................    914,180     580,353
   #Excelsior Medical Co., Ltd..........................  1,410,200   2,456,004

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
TAIWAN -- (Continued)
  #Far Eastern Department Stores Co., Ltd.............   4,776,362 $  4,549,164
  #Far Eastern International Bank.....................  25,287,873   10,529,624
  *Farglory F T Z Investment Holding Co., Ltd.........     363,000      253,216
   Farglory Land Development Co., Ltd.................     457,000      830,395
   Federal Corp.......................................   6,978,685    5,494,095
 #*First Copper Technology Co., Ltd...................   3,667,750    1,133,693
  #First Financial Holding Co., Ltd................... 115,550,437   71,622,278
   First Hotel........................................   1,124,612      742,617
  #First Insurance Co., Ltd...........................   3,930,064    2,464,419
   First Steamship Co., Ltd...........................   4,902,173    3,257,378
   Forhouse Corp......................................   7,849,635    3,386,971
  #Formosa Advanced Technologies Co., Ltd.............   1,020,000      611,515
 #*Formosa Epitaxy, Inc...............................   8,372,000    5,352,280
   Formosa Oilseed Processing.........................   1,111,977      487,625
   Formosa Taffeta Co., Ltd...........................  10,729,511   10,047,451
   Formosan Rubber Group, Inc.........................   7,703,000    6,059,123
  #Formosan Union Chemical............................   2,827,034    1,380,072
  #Fortune Electric Co., Ltd..........................     436,000      201,782
  #Founding Construction & Development Co., Ltd.......   3,092,474    2,074,057
   Foxlink Image Technology Co., Ltd..................     246,000      159,918
  *Froch Enterprise Co., Ltd..........................   1,898,000      565,338
   FSP Technology, Inc................................   1,797,283    1,559,685
  *FU I Industrial....................................       2,799        5,011
  #Fubon Financial Holding Co., Ltd...................  88,739,471  124,571,671
   Fullerton Technology Co., Ltd......................   1,753,200    1,482,486
  #Fulltech Fiber Glass Corp..........................   3,973,690    1,720,961
  #Fwusow Industry Co., Ltd...........................   2,782,995    1,391,663
  #G Shank Enterprise Co., Ltd........................   2,684,880    1,556,204
   Gemtek Technology Corp.............................   5,752,962    6,000,905
 #*Genesis Photonics, Inc.............................   1,773,000    1,067,374
  #Getac Technology Corp..............................  10,500,065    5,256,840
 #*Giantplus Technology Co., Ltd......................   1,171,100      424,539
   Giga Solution Tech Co., Ltd........................     540,000      290,687
   Gigabyte Technology Co., Ltd.......................   9,308,287    8,405,021
  #Gigastorage Corp...................................   5,891,600    3,596,163
 #*Gintech Energy Corp................................   6,544,942    6,118,963
   Global Brands Manufacture, Ltd.....................   4,730,951    1,625,497
  #Global Lighting Technologies, Inc..................     462,000      437,920
   Globe Union Industrial Corp........................   2,671,000    1,927,830
   Gloria Material Technology Corp....................   3,203,000    2,294,558
 #*Gold Circuit Electronics, Ltd......................   9,354,965    2,159,961
   Goldsun Development & Construction Co., Ltd........  22,243,261    8,785,314
   Good Will Instrument Co., Ltd......................     466,380      263,805
   Grand Pacific Petrochemical........................  16,312,000    9,891,174
   Great China Metal Industry.........................     871,000      947,290
   Great Wall Enterprise Co., Ltd.....................   3,515,767    3,166,865
 #*Green Energy Technology, Inc.......................   6,067,880    3,868,486
 #*GTM Corp...........................................   2,449,000    1,252,288
  #Hannstar Board Corp................................   5,311,635    2,371,783
  *HannStar Display Corp..............................  44,505,000   17,686,146
  #Harvatek Corp......................................   3,542,459    1,357,769
   Helix Technology, Inc..............................      29,585           --
   Hey Song Corp......................................   3,873,000    5,124,880

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
 TAIWAN -- (Continued)
    Hiroca Holdings, Ltd...............................      13,500 $    31,416
    HiTi Digital, Inc..................................     266,000     133,182
   #Hitron Technology, Inc.............................   3,092,525   1,669,639
   *Ho Tung Chemical Corp..............................  11,404,669   5,094,880
   #Hocheng Corp.......................................   4,277,300   1,397,174
    Hold-Key Electric Wire & Cable Co., Ltd............     515,124     171,730
    Holy Stone Enterprise Co., Ltd.....................   3,608,643   3,728,260
   #Hong TAI Electric Industrial.......................   3,833,000   1,201,609
    Hong YI Fiber Industry Co..........................      84,040      26,859
   *Horizon Securities Co., Ltd........................   4,212,000   1,574,130
    Hsin Kuang Steel Co., Ltd..........................   4,460,124   2,645,326
    Hsing TA Cement Co.................................   2,071,980     715,386
    HUA ENG Wire & Cable...............................   7,399,035   2,603,150
    Hua Nan Financial Holdings Co., Ltd................  42,943,267  24,985,988
    Hualon Corp........................................     257,040          --
    Hung Ching Development & Construction Co., Ltd.....   1,906,468     848,051
    Hung Poo Real Estate Development Corp..............   3,538,655   3,474,988
    Hung Sheng Construction Co., Ltd...................   8,769,892   8,403,294
    Huxen Corp.........................................     572,281     687,288
   *Hwa Fong Rubber Co., Ltd...........................   3,194,960   1,131,764
   #I-Chiun Precision Industry Co., Ltd................   3,677,000   2,158,617
  #*Ichia Technologies, Inc............................   6,402,260   3,187,816
    Infortrend Technology, Inc.........................     812,000     400,448
  #*Innolux Corp....................................... 113,184,745  50,143,377
   *Inotera Memories, Inc..............................  33,144,728  12,390,800
   *Inpaq Technology Co., Ltd..........................      70,000      58,804
    Inventec Corp......................................  37,639,277  28,387,516
  #*ITE Technology, Inc................................   2,962,000   2,304,577
  #*J Touch Corp.......................................   1,061,000     884,200
   *Janfusun Fancyworld Corp...........................   1,115,000     153,942
  #*Jess-Link Products Co., Ltd........................     832,000     702,141
    Jih Sun Financial Holdings Co., Ltd................   2,172,000     681,744
    K Laser Technology, Inc............................   1,145,601     679,825
   #Kang Na Hsiung Enterprise Co., Ltd.................   1,655,078     876,179
   *Kao Hsing Chang Iron & Steel.......................   1,146,000     366,372
   #Kaulin Manufacturing Co., Ltd......................   2,961,656   2,360,911
    KEE TAI Properties Co., Ltd........................      28,000      20,048
   *Kenmec Mechanical Engineering Co., Ltd.............     611,000     205,716
    Kerry TJ Logistics Co., Ltd........................     372,000     458,642
   #Kindom Construction Co.............................   5,717,000   8,776,792
   #King Yuan Electronics Co., Ltd.....................  20,624,805  13,751,700
    King's Town Bank...................................  11,813,012  10,234,738
    Kinko Optical Co., Ltd.............................     119,000     121,350
    Kinpo Electronics..................................  16,936,375   5,197,650
   #KS Terminals, Inc..................................   1,173,880     947,039
    Kung Sing Engineering Corp.........................     813,000     372,226
   #Kuo Toong International Co., Ltd...................   1,095,000     968,395
    Kuoyang Construction Co., Ltd......................   7,160,029   4,914,925
   #Kwong Fong Industries..............................   5,261,900   2,725,470
    KYE Systems Corp...................................   4,462,000   1,547,569
    L&K Engineering Co., Ltd...........................   2,019,000   1,771,728
   #LAN FA Textile.....................................   3,158,713     870,388
   #Leader Electronics, Inc............................   1,314,056     772,760

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
TAIWAN -- (Continued)
   Lealea Enterprise Co., Ltd.........................  12,751,118 $  4,416,062
  #Ledtech Electronics Corp...........................     390,000      209,489
  #LEE CHI Enterprises Co., Ltd.......................   3,466,900    1,675,165
   Lelon Electronics Corp.............................   1,390,200      831,508
 #*Leofoo Development Co..............................   4,844,774    2,216,677
  #LES Enphants Co., Ltd..............................     349,000      210,409
  *Li Peng Enterprise Co., Ltd........................   8,095,703    3,073,665
   Lien Hwa Industrial Corp...........................   8,501,990    5,624,859
   Lingsen Precision Industries, Ltd..................   6,224,480    3,264,282
   Lite-On Semiconductor Corp.........................   5,258,190    2,994,703
   Lite-On Technology Corp............................  30,638,495   52,156,987
   Long Chen Paper Co., Ltd...........................   6,893,369    2,573,967
  #Longwell Co........................................   1,154,000      883,168
  #Lotes Co., Ltd.....................................     828,000    2,176,074
  *Lucky Cement Corp..................................   3,099,000      825,438
 #*Macronix International.............................  68,587,913   16,510,935
  #Marketech International Corp.......................   2,133,000    1,263,753
   Masterlink Securities Corp.........................  16,128,000    5,362,430
   Maxtek Technology Co., Ltd.........................     262,000      157,338
  #Mayer Steel Pipe Corp..............................   2,472,456    1,054,769
   Maywufa Co., Ltd...................................     252,070      131,948
   Mega Financial Holding Co., Ltd.................... 126,670,381  105,789,658
   Megamedia Corp.....................................         782           --
   Meiloon Industrial Co..............................   1,613,084      919,886
   Mercuries & Associates, Ltd........................   1,560,127    1,253,081
   Mercuries Data Systems, Ltd........................   1,537,800      438,960
   Micro-Star International Co., Ltd..................  13,221,985    7,837,251
  *Microelectronics Technology, Inc...................   1,088,826      725,915
   Mirle Automation Corp..............................     565,550      418,842
   Mitac International Corp...........................  20,047,450    6,938,011
   Mobiletron Electronics Co., Ltd....................     153,000      118,052
  *Mosel Vitelic, Inc.................................   7,867,506    1,522,792
 #*Motech Industries, Inc.............................   2,610,000    3,375,566
  *Nan Ren Lake Leisure Amusement Co., Ltd............     690,000      280,886
 #*Nan Ya Printed Circuit Board Corp..................   3,596,000    4,497,694
  #Nantex Industry Co., Ltd...........................   2,345,766    1,457,328
  *Nanya Technology Corp..............................   3,923,000      502,209
 #*Neo Solar Power Corp...............................  11,320,000    8,042,945
   New Asia Construction & Development Corp...........   1,773,993      530,766
   New Era Electronics Co., Ltd.......................     146,000      170,338
   Nichidenbo Corp....................................     101,330       80,945
   Nien Hsing Textile Co., Ltd........................   4,012,602    3,357,043
  #Nishoku Technology, Inc............................     260,000      424,539
 #*Ocean Plastics Co., Ltd............................     628,000      770,626
  *Optimax Technology Corp............................   1,095,597      204,630
   OptoTech Corp......................................   9,277,000    3,541,370
  *Orient Semiconductor Electronics, Ltd..............   5,410,276      882,671
   Pacific Construction Co............................   2,329,452      727,355
  *Pan Jit International, Inc.........................   6,261,837    2,366,142
 #*Pan-International Industrial.......................   2,346,967    1,906,114
  #Paragon Technologies Co., Ltd......................   1,209,100    1,606,429
 #*Pegatron Corp......................................  28,348,998   41,851,718
   Phihong Technology Co., Ltd........................   2,221,320    1,418,588

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
 TAIWAN -- (Continued)
    Picvue Electronics, Ltd............................     241,600 $        --
    Plotech Co., Ltd...................................     894,282     319,862
    Portwell, Inc......................................     564,000     553,436
    Potrans Electrical Corp............................   1,139,000          --
    Pou Chen Corp......................................  29,022,550  29,698,851
   *Powercom Co., Ltd..................................   1,347,500     229,086
   #Powertech Industrial Co., Ltd......................     271,000     185,454
   #Powertech Technology, Inc..........................  10,254,000  19,642,017
    President Securities Corp..........................  12,558,992   7,279,106
    Prince Housing & Development Corp..................   2,347,075   1,620,357
    Procomp Informatics, Ltd...........................     391,440          --
    Prodisc Technology, Inc............................   6,185,157          --
    Promate Electronic Co., Ltd........................     949,000     846,237
    Promise Technology, Inc............................     303,000     218,737
   *Qisda Corp.........................................  25,179,171   5,848,585
    Quanta Storage, Inc................................   1,342,000   1,310,784
   #Quintain Steel Co., Ltd............................   5,824,629   1,347,887
   #Radium Life Tech Co., Ltd..........................   9,530,368   8,549,696
    Ralec Electronic Corp..............................     477,087     523,890
    Rechi Precision Co., Ltd...........................     405,651     351,717
    Rich Development Co., Ltd..........................   1,501,000     798,092
  #*Ritek Corp.........................................  49,652,622   9,473,929
    Sainfoin Technology Corp...........................     835,498          --
    Sampo Corp.........................................   9,863,925   3,225,445
   *Sanyang Industry Co., Ltd..........................  10,598,624  10,692,412
   #SDI Corp...........................................   1,119,000   1,218,113
    Sesoda Corp........................................     927,500   1,026,997
    Shan-Loong Transportation Co., Ltd.................      66,000      56,122
    Sheng Yu Steel Co., Ltd............................   1,918,000   1,214,603
   #ShenMao Technology, Inc............................   1,207,000   1,340,629
    Shih Her Technologies, Inc.........................      88,000     136,733
    Shih Wei Navigation Co., Ltd.......................   2,364,718   1,627,449
    Shihlin Electric & Engineering Corp................   4,386,000   5,151,270
  #*Shin Kong Financial Holding Co., Ltd............... 117,896,151  39,919,122
   #Shinkong Insurance Co., Ltd........................   3,498,412   2,517,135
    Shinkong Synthetic Fibers Corp.....................  26,053,754   8,605,967
   #Shuttle, Inc.......................................   2,714,015   1,043,774
    Sigurd Microelectronics Corp.......................   6,663,047   5,672,015
  #*Silicon Integrated Systems Corp....................  10,554,165   3,470,468
    Sinbon Electronics Co., Ltd........................   2,428,000   2,298,019
    Sincere Navigation Corp............................   4,532,740   3,970,712
    Singatron Enterprise Co., Ltd......................      63,000      37,817
    Sinkang Industries, Ltd............................     699,557     237,566
   #Sino-American Silicon Products, Inc................   3,440,000   4,072,350
   #Sinon Corp.........................................   5,973,877   3,045,431
    SinoPac Financial Holdings Co., Ltd................ 110,401,958  55,588,664
    Sirtec International Co., Ltd......................     454,000     859,409
    Sitronix Technology Corp...........................   1,365,000   1,596,708
   *Siward Crystal Technology Co., Ltd.................   1,724,875     741,368
    Soft-World International Corp......................      32,000      56,254
    Solar Applied Materials Technology Co..............     126,000     115,439
   *Solartech Energy Corp..............................     270,000     159,798
   *Solomon Technology Corp............................   1,375,950     594,585

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES     VALUE++
                                                          ---------- -----------
TAIWAN -- (Continued)
 #*Solytech Enterprise Corp..............................  2,638,000 $   931,216
   Southeast Cement Co., Ltd.............................  3,539,700   1,832,573
   Spirox Corp...........................................  1,115,661     432,958
 #*Star Comgistic Capital Co., Ltd.......................  1,682,676     636,913
  #Stark Technology, Inc.................................  2,118,200   1,721,833
  #Sunonwealth Electric Machine Industry Co., Ltd........    478,421     273,446
  *Sunplus Technology Co., Ltd...........................  8,214,620   2,845,510
   Sunrex Technology Corp................................  1,158,000     515,514
  *Super Dragon Technology Co., Ltd......................    184,175     127,933
  #Supreme Electronics Co., Ltd..........................  3,222,681   1,501,443
   Sweeten Construction Co., Ltd.........................  1,233,825     850,994
   Sysage Technology Co., Ltd............................    178,500     169,932
   Systex Corp...........................................    801,801     963,501
   TA Chen Stainless Pipe................................  7,322,074   3,741,453
  *Ta Chong Bank, Ltd.................................... 25,875,840   8,790,929
   Ta Ya Electric Wire & Cable...........................  9,049,329   2,117,085
  #TA-I Technology Co., Ltd..............................  1,715,915     894,873
  #Tah Hsin Industrial Co., Ltd..........................  1,700,000   1,632,344
   TAI Roun Products Co., Ltd............................     63,000      22,261
  #Taichung Commercial Bank.............................. 25,379,654   9,260,645
   Taiflex Scientific Co., Ltd...........................     58,000      83,257
  #Tainan Enterprises Co., Ltd...........................  1,689,183   1,825,269
   Tainan Spinning Co., Ltd.............................. 16,766,442   8,157,317
   Taishin Financial Holding Co., Ltd.................... 97,689,230  45,440,124
  #Taisun Enterprise Co., Ltd............................  3,464,410   1,724,859
   Taita Chemical Co., Ltd...............................  3,554,864   1,582,772
  *Taiwan Business Bank.................................. 55,073,106  16,736,042
  #Taiwan Calsonic Co., Ltd..............................     48,000      51,590
   Taiwan Cement Corp.................................... 44,762,440  54,671,595
   Taiwan Chinsan Electronic Industrial Co., Ltd.........     38,000      51,548
   Taiwan Cogeneration Corp..............................  3,878,333   2,509,266
   Taiwan Cooperative Financial Holding.................. 80,466,819  45,999,829
   Taiwan Fertilizer Co., Ltd............................    601,000   1,468,164
   Taiwan Fire & Marine Insurance Co.....................  1,144,000     821,586
   Taiwan Flourescent Lamp Co., Ltd......................    756,000          --
   Taiwan FU Hsing Industrial Co., Ltd...................  2,128,000   2,438,101
   Taiwan Glass Industry Corp............................  9,558,710   8,964,841
   Taiwan Hopax Chemicals Manufacturing Co., Ltd.........    580,000     349,587
   Taiwan Kolin Co., Ltd.................................  5,797,000          --
 #*Taiwan Land Development Corp.......................... 12,206,739   4,440,954
  *Taiwan Life Insurance Co., Ltd........................    337,000     256,373
   Taiwan Mask Corp......................................  3,154,250   1,028,960
   Taiwan Navigation Co., Ltd............................    899,000     692,475
   Taiwan Paiho, Ltd.....................................  3,217,549   3,395,163
   Taiwan PCB Techvest Co., Ltd..........................    398,946     482,097
   Taiwan Prosperity Chemical Corp.......................    220,000     219,985
  #Taiwan Pulp & Paper Corp..............................  7,065,660   2,945,777
  #Taiwan Sakura Corp....................................  2,890,472   1,592,163
   Taiwan Semiconductor Co., Ltd.........................    864,000     657,344
  *Taiwan Styrene Monomer................................  8,282,045   4,771,435
   Taiwan Surface Mounting Technology Co., Ltd...........    386,600     532,770
  *Taiwan TEA Corp....................................... 10,090,092   6,389,931
   Taiwan Union Technology Corp..........................  1,636,000   1,206,602

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES      VALUE++
                                                         ----------- -----------
TAIWAN -- (Continued)
   Taiyen Biotech Co., Ltd..............................   3,286,000 $ 3,008,609
 #*Tatung Co., Ltd......................................  34,224,342   8,657,035
  #Teco Electric and Machinery Co., Ltd.................  32,704,725  35,625,503
  *Tecom Co., Ltd.......................................     703,753      80,801
  *Tekcore Co., Ltd.....................................     372,000     133,754
   Test-Rite International Co., Ltd.....................   1,025,266     821,069
   TEX RAY INDUSTRIAL Co., Ltd..........................      75,000      33,235
   ThaiLin Semiconductor Corp...........................     749,000     361,614
  #Thinking Electronic Industrial Co., Ltd..............   1,396,000   1,493,242
   Ton Yi Industrial Corp...............................  10,764,600   9,435,739
   Tong Yang Industry Co., Ltd..........................   5,576,808   7,942,556
   Tong-Tai Machine & Tool Co., Ltd.....................   3,193,368   2,479,897
   Topco Scientific Co., Ltd............................     705,480   1,142,996
  #Topoint Technology Co., Ltd..........................   2,333,924   1,455,128
   Transasia Airways Corp...............................     715,000     305,266
  #Tung Ho Steel Enterprise Corp........................  11,137,274   9,428,794
   Tung Ho Textile Co., Ltd.............................   2,775,000     814,203
   TYC Brother Industrial Co., Ltd......................   2,961,723   1,478,673
 #*Tycoons Group Enterprise.............................   8,178,938   1,607,100
 #*Tyntek Corp..........................................   5,444,683   1,125,507
   TZE Shin International Co., Ltd......................   1,043,472     494,171
  *U-Tech Media Corp....................................   1,946,799     456,917
   Unic Technology Corp.................................      36,000      14,454
  #Unimicron Technology Corp............................  24,359,363  22,356,765
 #*Union Bank Of Taiwan.................................   9,877,493   3,784,501
   Unitech Computer Co., Ltd............................   1,308,739     615,084
  #Unitech Printed Circuit Board Corp...................  10,421,281   3,902,182
  #United Integrated Services Co., Ltd..................   1,576,000   1,533,413
  #United Microelectronics Corp......................... 218,090,681  97,548,249
   Universal Cement Corp................................   5,717,551   3,314,461
  #Unizyx Holding Corp..................................   6,645,000   3,032,476
   UPC Technology Corp..................................  12,348,140   6,380,715
   USI Corp.............................................   5,907,691   4,220,914
   Ve Wong Corp.........................................   1,594,806   1,238,024
  #Wafer Works Corp.....................................   2,283,000   1,007,144
  #Wah Hong Industrial Corp.............................     294,516     324,840
   Wah Lee Industrial Corp..............................   1,616,000   2,232,594
  *Walsin Lihwa Corp....................................  56,596,412  16,556,524
  *Walsin Technology Corp...............................   9,690,230   2,468,875
 #*Walton Advanced Engineering, Inc.....................   5,565,853   1,911,377
   Wan Hai Lines, Ltd...................................   8,616,000   4,608,873
   WAN HWA Enterprise Co................................     649,568     313,007
   Waterland Financial Holdings Co., Ltd................  29,605,572   9,931,052
  *WEI Chih Steel Industrial Co., Ltd...................   1,914,898     327,378
  #Wei Mon Industry Co., Ltd............................   5,842,691   1,830,202
  #Weikeng Industrial Co., Ltd..........................   1,544,550   1,052,881
   Well Shin Technology Co., Ltd........................     949,080   1,719,217
  #Weltrend Semiconductor...............................   1,696,000     955,029
 #*Winbond Electronics Corp.............................  47,362,885  10,430,901
 #*Wintek Corp..........................................  37,354,507  15,194,966
   Wisdom Marine Lines Co., Ltd.........................     133,000     174,263
  #Wistron Corp.........................................  26,213,650  24,968,544
   WPG Holdings, Ltd....................................     515,092     640,525

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       SHARES       VALUE++
                                                     ----------- --------------
TAIWAN -- (Continued)
  #WT Microelectronics Co., Ltd.....................   3,092,096 $    3,356,143
  #WUS Printed Circuit Co., Ltd.....................   6,222,928      2,489,333
  *Yageo Corp.......................................  33,224,840     11,135,132
  *Yang Ming Marine Transport Corp..................  24,996,676     10,625,914
   YC INOX Co., Ltd.................................   4,467,667      2,400,651
  #Yem Chio Co., Ltd................................   4,278,228      3,295,076
  #YFY, Inc.........................................  17,172,847      8,381,577
 #*Yi Jinn Industrial Co., Ltd......................   4,146,796      1,063,261
   Yieh Phui Enterprise Co., Ltd....................  15,236,235      4,520,657
  #Young Fast Optoelectronics Co., Ltd..............   2,740,000      3,964,402
   Yuanta Financial Holding Co., Ltd................ 145,892,654     76,091,496
   Yulon Motor Co., Ltd.............................  13,491,572     21,769,364
   Yung Chi Paint & Varnish Manufacturing Co., Ltd..     359,687        961,328
  #Zenitron Corp....................................   3,103,000      1,944,792
  #Zig Sheng Industrial Co., Ltd....................   8,451,834      2,800,537
   Zinwell Corp.....................................   1,633,000      1,416,268
                                                                 --------------
TOTAL TAIWAN........................................              2,611,971,350
                                                                 --------------
THAILAND -- (3.1%)
   AAPICO Hitech PCL................................     681,760        392,066
   AJ Plast PCL.....................................   2,076,900        703,359
   AP Thailand PCL..................................   6,938,100      1,296,738
   Asia Plus Securities PCL.........................  10,463,900      1,303,809
   Bangchak Petroleum PCL...........................   9,727,700     10,722,225
   Bangkok Bank PCL (6368360).......................   9,712,500     63,612,220
   Bangkok Bank PCL (6077019).......................   6,294,000     42,027,029
   Bangkok Expressway PCL...........................   5,220,100      6,087,337
   Bangkok Insurance PCL............................     152,020      1,908,750
   Bangkokland PCL.................................. 154,019,903      7,184,315
   Bank of Ayudhya PCL (6359933)....................   6,065,200      7,218,169
   Bank of Ayudhya PCL (6075949)....................  22,788,300     27,120,261
   Banpu PCL........................................   1,812,800     13,378,812
   CalComp Electronics Thailand PCL.................  24,169,900      2,177,608
   Charoong Thai Wire & Cable PCL...................   1,291,800        433,351
   Delta Electronics Thailand PCL...................   5,152,500      7,366,593
   Eastern Water Resources Development and
     Management PCL.................................   6,344,300      2,614,743
   Esso Thailand PCL................................  23,143,400      5,138,870
  *G J Steel PCL.................................... 537,140,250      1,372,882
   G Steel PCL (Foreign)............................  79,804,200        484,434
  *Golden Land Property Development PCL.............     477,800        116,779
   Hana Microelectronics PCL........................   5,031,100      3,262,982
   Hemaraj Land and Development PCL.................   1,172,700        123,639
   ICC International PCL............................   2,682,700      3,471,225
   IRPC PCL......................................... 134,222,300     13,636,643
   Kang Yong Electric PCL...........................       3,400         32,805
   KGI Securities Thailand PCL......................  13,839,900      1,246,918
   Kiatnakin Bank PCL...............................   4,785,000      6,573,642
   Krung Thai Bank PCL..............................  71,537,000     40,453,831
   Laguna Resorts & Hotels PCL......................   1,342,400      1,318,812
   Lanna Resources PCL..............................      46,500         16,045
   LH Financial Group PCL...........................   9,741,850        426,400
   MBK PCL..........................................     863,200      4,357,367
  *Padaeng Industry PCL.............................   1,412,500        496,406

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
THAILAND -- (Continued)
   Polyplex Thailand PCL..............................   4,987,500 $  1,720,927
   Precious Shipping PCL..............................   6,275,400    3,308,118
   Property Perfect PCL...............................  54,221,100    1,992,149
   PTT Global Chemical PCL............................  31,952,941   67,376,808
   PTT PCL............................................   9,476,600  100,215,802
   Quality Houses PCL.................................  37,762,541    3,281,601
  *Regional Container Lines PCL.......................   5,665,000    1,067,843
   Saha Pathana Inter-Holding PCL.....................   2,906,200    2,172,686
   Saha Pathanapibul PCL..............................   1,594,833    2,292,891
   Saha-Union PCL.....................................   2,976,400    3,875,026
  *Sahaviriya Steel Industries PCL.................... 146,040,440    1,773,015
   SC Asset Corp PCL..................................  24,913,125    3,104,191
   Siam Future Development PCL........................     817,987      164,643
   Siamgas & Petrochemicals PCL.......................     183,600       59,831
   Sri Ayudhya Capital PCL............................     233,300      191,932
   Sri Trang Agro-Industry PCL........................   8,302,200    3,236,001
   Srithai Superware PCL..............................     194,200      129,674
  *Tata Steel Thailand PCL............................  40,432,800      955,919
   Thai Airways International PCL.....................  14,650,711   10,625,276
   Thai Carbon Black PCL..............................     441,000      317,013
   Thai Oil PCL.......................................  12,811,600   24,968,294
   Thai Rayon PCL.....................................     165,000      188,459
   Thai Stanley Electric PCL (B01GKK6)................     174,600    1,383,412
   Thai Stanley Electric PCL (B01GKM8)................      43,100      341,495
   Thai Wacoal PCL....................................      93,300      149,042
   Thaicom PCL........................................     442,900      435,117
   Thanachart Capital PCL.............................   9,080,500    9,718,746
  *Thoresen Thai Agencies PCL.........................   8,166,900    3,992,127
   Tisco Financial Group PCL..........................   1,540,200    1,869,891
   TMB Bank PCL....................................... 203,543,200   15,216,968
   Total Access Communication PCL.....................   5,393,680   20,247,840
   TPI Polene PCL.....................................  12,442,224    4,412,418
  *Tycoons Worldwide Group Thailand PCL...............   1,243,300      208,541
   Vanachai Group PCL.................................   8,582,300      778,714
   Vinythai PCL.......................................   6,553,917    2,407,989
                                                                   ------------
TOTAL THAILAND........................................              572,257,464
                                                                   ------------
TURKEY -- (2.6%)
   Adana Cimento Sanayii TAS Class A..................     952,730    1,994,895
  #Akbank TAS.........................................   4,302,364   16,472,317
   Akcansa Cimento A.S................................      69,351      389,338
 #*Akenerji Elektrik Uretim A.S.......................   3,431,162    2,336,877
  *Akfen Holding A.S..................................     817,253    1,804,369
   Aksa Akrilik Kimya Sanayii.........................   1,735,088    6,601,806
   Aksigorta A.S......................................   1,208,497    1,529,616
   Alarko Holding A.S.................................   1,328,166    3,895,513
  *Albaraka Turk Katilim Bankasi A.S..................   3,392,871    3,204,608
  *Altinyildiz Mensucat ve Konfeksiyon Fabrikalari
    A.S...............................................      52,204    1,407,487
 #*Anadolu Anonim Tuerk Sigorta Sirketi...............   4,326,842    2,790,935
   Anadolu Cam Sanayii A.S............................   2,228,128    3,015,126
 #*Asya Katilim Bankasi A.S...........................  10,427,239   10,476,236
  #Aygaz A.S..........................................   1,020,159    4,653,185
  *Baticim Bati Anadolu Cimento Sanayii A.S...........     291,940      934,599

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES     VALUE++
                                                          ---------- -----------
TURKEY -- (Continued)
   Bolu Cimento Sanayii A.S..............................    999,793 $ 1,123,884
   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.........    151,966   2,509,506
   Cimsa Cimento Sanayi VE Tica..........................    576,229   3,330,630
 #*Deva Holding A.S......................................    991,935   1,043,769
   Dogan Gazetecilik A.S.................................    293,857     211,547
  *Dogan Sirketler Grubu Holding A.S..................... 16,350,353   7,993,806
  *Dogan Yayin Holding A.S...............................  1,034,173     372,963
   Dogus Otomotiv Servis ve Ticaret A.S..................    192,367   1,092,947
  #Eczacibasi Yatirim Holding Ortakligi A.S..............    828,325   2,586,734
   EGE Seramik Sanayi ve Ticaret A.S.....................  1,242,486   1,475,724
  #EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
    Sanayi ve Ticaret A.S................................  3,954,537   4,423,039
  #Eregli Demir ve Celik Fabrikalari TAS................. 20,242,115  20,076,556
   Gentas Genel Metal Sanayi ve Ticaret A.S..............    821,239     513,110
   Global Yatirim Holding A.S............................  4,381,715   3,106,431
  #Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S...      8,194     218,312
  *GSD Holding...........................................  4,585,286   3,198,031
  *Gunes Sigorta.........................................    424,619     443,518
 #*Hurriyet Gazetecilik A.S..............................  3,447,484   1,330,557
 #*Ihlas EV Aletleri.....................................  2,765,346     767,389
 #*Ihlas Holding A.S..................................... 14,513,937   6,185,878
  *Is Finansal Kiralama A.S..............................  2,908,338   1,473,374
   Is Yatirim Menkul Degerler A.S. Class A...............    450,584     337,592
  *Isiklar Yatirim Holding A.S...........................  1,581,704     399,127
  *Ittifak Holding A.S...................................    184,456     230,438
 #*Izmir Demir Celik Sanayi A.S..........................    541,422     570,559
 #*Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
   Class A...............................................  4,207,672   3,625,557
 #*Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
   Class B...............................................  2,179,441   3,650,569
 #*Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
   Class D............................................... 13,524,360   8,145,019
  #KOC Holding A.S....................................... 12,307,828  54,273,565
   Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi
     ve Ticaret A.S......................................    498,380     815,452
  *Koza Anadolu Metal Madencilik Isletmeleri A.S.........    932,433   1,508,115
  *Menderes Tekstil Sanayi ve Ticaret A.S................  4,899,721   1,183,146
  *Metro Ticari ve Mali Yatirimlar Holding A.S...........  3,286,794     846,721
   Mutlu Aku ve Malzemeleri Sanayi AS....................    158,475     343,779
  *Mutlu Yatirim Proje ve Gayrimenkul Gelistirme AS......     19,902     226,680
 #*Net Turizm Ticaret ve Sanayi SA.......................  3,429,929   1,531,101
 #*Petkim Petrokimya Holding A.S.........................  5,705,035   7,952,756
   Pinar Entegre Et ve Un Sanayi A.S.....................    343,247   1,251,493
   Pinar SUT Mamulleri Sanayii A.S.......................    184,329   1,508,511
 #*Polyester Sanayi A.S..................................  2,315,248   1,096,565
   Raks Elektronik Sanayi ve Ticaret A.S.................      5,859          --
  *Reysas Tasimacilik ve Lojistik Ticaret A.S............     43,575      14,831
  *Sabah Yayincilik......................................     31,938          --
  #Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S....  1,335,250   1,939,468
 #*Sekerbank TAS.........................................  6,919,207   6,845,102
   Selcuk Ecza Deposu Ticaret ve Sanayi A.S..............  2,308,839   2,272,653
   Soda Sanayii A.S......................................  1,463,578   1,713,004
  *TAT Konserve Sanayii A.S..............................    231,395     288,100
  #Tekfen Holding A.S....................................  1,896,452   5,986,259
  *Tekstil Bankasi A.S...................................  1,683,023   1,490,317
  #Trakya Cam Sanayi A.S.................................  4,315,631   5,572,638
   Turcas Petrol A.S.....................................  1,352,130   2,086,818
   Turk Hava Yollari..................................... 11,677,997  49,038,533

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       SHARES       VALUE++
                                                     ---------- ---------------
 TURKEY -- (Continued)
    Turkiye Is Bankasi.............................. 36,884,191 $    97,696,628
    Turkiye Sinai Kalkinma Bankasi A.S..............  7,427,590       7,182,266
    Turkiye Sise ve Cam Fabrikalari A.S.............  8,144,299      11,692,104
   #Turkiye Vakiflar Bankasi Tao.................... 13,789,100      30,013,756
    Ulker Biskuvi Sanayi A.S........................    405,537       2,738,952
    Uzel Makina Sanayii A.S.........................    275,043              --
  #*Vestel Beyaz Esya Sanayi ve Ticaret A.S.........  1,067,440       1,551,982
   *Vestel Elektronik Sanayi ve Ticaret A.S.........  2,059,212       2,225,254
   #Yapi ve Kredi Bankasi A.S....................... 20,866,189      45,403,231
  #*Zorlu Enerji Elektrik Uretim A.S................  1,417,387         962,379
                                                                ---------------
 TOTAL TURKEY.......................................                491,195,632
                                                                ---------------
 TOTAL COMMON STOCKS................................             16,859,186,196
                                                                ---------------
 PREFERRED STOCKS -- (1.9%)
 BRAZIL -- (1.8%)
    Banco ABC Brasil SA.............................    900,383       4,736,054
    Banco Alfa de Investimento SA...................     60,126         158,923
    Banco Daycoval SA...............................    577,048       2,053,885
    Banco do Estado do Rio Grande do Sul SA Class B.    696,821       4,654,942
    Banco Industrial e Comercial SA.................  1,653,100       2,666,583
    Banco Indusval SA...............................        200             566
   *Banco Panamericano SA...........................  1,002,148       2,662,028
    Banco Pine SA...................................    345,177       1,549,351
    Banco Sofisa SA.................................    694,800         950,216
   *Braskem SA Class A..............................  2,115,411      16,301,280
    Cia Ferro Ligas da Bahia - Ferbasa..............    920,334       4,869,236
    Eucatex SA Industria e Comercio.................    208,888         553,958
    Financeira Alfa SA Credito Financiamento e
      Investimentos.................................     33,900          72,515
    Forjas Taurus SA................................  1,064,390       1,110,416
    Gerdau SA.......................................  5,800,096      37,093,563
   *Inepar SA Industria e Construcoes...............  1,430,808         802,785
    Klabin SA.......................................  4,324,549      21,003,355
    Parana Banco SA.................................    120,800         651,299
    Petroleo Brasileiro SA.......................... 23,236,904     165,923,320
    Suzano Papel e Celulose SA Class A..............  7,154,009      24,397,041
    Unipar Participacoes SA Class B.................  9,258,736       1,826,301
   *Usinas Siderurgicas de Minas Gerais SA Class A.. 11,752,415      44,869,719
    Whirlpool SA....................................     58,400         107,003
                                                                ---------------
 TOTAL BRAZIL.......................................                339,014,339
                                                                ---------------
 COLOMBIA -- (0.1%)
    Avianca Holdings SA.............................      5,700          12,124
    Banco Davivienda SA.............................      7,851          95,633
    Grupo de Inversiones Suramericana SA............    625,630      12,507,647
                                                                ---------------
 TOTAL COLOMBIA.....................................                 12,615,404
                                                                ---------------
 TOTAL PREFERRED STOCKS.............................                351,629,743
                                                                ---------------
 RIGHTS/WARRANTS -- (0.0%)
 BRAZIL -- (0.0%)
   *Banco Santander Brasil SA 08/02/13..............  5,427,267              --
                                                                ---------------

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                      SHARES         VALUE++
                                                    ------------ ---------------
POLAND -- (0.0%)
  *Polimex-Mostostal SA Rights.....................   10,512,907 $            --
                                                                 ---------------
SOUTH KOREA -- (0.0%)
 #*Heung A Shipping Co., Ltd. Rights 08/13/13......       87,799          64,867
                                                                 ---------------
THAILAND -- (0.0%)
  *Bangkokland PCL Warrants 06/24/14...............   51,858,553         596,456
  *G J Steel PCL Rights 02/07/20...................   19,894,322         108,052
  *Thoresen Thai Agencies PCL Rights 09/12/15......      356,887          49,942
                                                                 ---------------
TOTAL THAILAND.....................................                      754,450
                                                                 ---------------
TOTAL RIGHTS/WARRANTS..............................                      819,317
                                                                 ---------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)         VALUE+
                                                    ------------ ---------------
SECURITIES LENDING COLLATERAL -- (8.1%)
 (S)@DFA Short Term Investment Fund................  131,374,244   1,520,000,000
  @Repurchase Agreement, Deutsche Bank Securities,
    Inc. 0.10%, 08/01/13 (Collateralized by
    $9,942,035 FNMA, rates ranging from 4.500% to
    6.000%, maturities ranging from 01/01/40 to
    05/01/42, valued at $6,379,198) to be
    repurchased at $6,254,133...................... $      6,254       6,254,116
                                                                 ---------------
TOTAL SECURITIES LENDING COLLATERAL................                1,526,254,116
                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $20,050,872,201)^^.........................              $18,737,889,372
                                                                 ===============

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

Summary of the Fund's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                          --------------------------------------------------------
                             LEVEL 1         LEVEL 2       LEVEL 3      TOTAL
                          -------------- --------------- --------- ---------------
Common Stocks
   Brazil................ $1,347,595,745              --    --     $ 1,347,595,745
   Chile.................    275,083,362              --    --         275,083,362
   China.................    219,763,578 $ 2,406,392,574    --       2,626,156,152
   Colombia..............     14,882,362              --    --          14,882,362
   Czech Republic........             --      30,916,505    --          30,916,505
   Hong Kong.............         38,469              --    --              38,469
   Hungary...............             --      94,472,514    --          94,472,514
   India.................    124,570,430     945,256,939    --       1,069,827,369
   Indonesia.............      7,709,828     523,337,313    --         531,047,141
   Israel................         25,327         285,589    --             310,916
   Malaysia..............     13,282,989     676,453,247    --         689,736,236
   Mexico................  1,272,888,265              --    --       1,272,888,265
   Philippines...........             --     213,787,862    --         213,787,862
   Poland................        538,237     266,217,639    --         266,755,876
   Russia................     13,623,530     814,633,393    --         828,256,923
   South Africa..........    170,729,761   1,031,593,507    --       1,202,323,268
   South Korea...........    326,475,333   2,393,207,452    --       2,719,682,785
   Taiwan................     34,005,550   2,577,965,800    --       2,611,971,350
   Thailand..............    572,257,464              --    --         572,257,464
   Turkey................        226,680     490,968,952    --         491,195,632
Preferred Stocks
   Brazil................    339,014,339              --    --         339,014,339
   Colombia..............     12,615,404              --    --          12,615,404
Rights/Warrants
   Brazil................             --              --    --                  --
   Poland................             --              --    --                  --
   South Korea...........             --          64,867    --              64,867
   Thailand..............             --         754,450    --             754,450
Securities Lending
  Collateral.............             --   1,526,254,116    --       1,526,254,116
                          -------------- ---------------    --     ---------------
TOTAL.................... $4,745,326,653 $13,992,562,719    --     $18,737,889,372
                          ============== ===============    ==     ===============

ORGANIZATION

Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund's advisor is Dimensional Fund Advisors LP (the "Advisor").

SECURITY VALUATION

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

.. Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

.. Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

.. Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended July 31, 2013, there were no significant transfers between Level 1 and Level 2, and no Level 3 investments held by the Fund.

FINANCIAL INSTRUMENTS

In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Repurchase Agreements: The Fund may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

FEDERAL TAX COST

At July 31, 2013, the total cost of securities for federal income tax purposes was $20,104,630,219, for the Dimensional Emerging Markets Value Fund.

RECENTLY ISSUED ACCOUNTING STANDARDS

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a) Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund

By:  /s/ David G. Booth
     ---------------------------------------
     David G. Booth
     Chairman, Trustee, President and
     Co-Chief Executive Officer

Date:  September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     ---------------------------------------
     David G. Booth
     Principal Executive Officer
     Dimensional Emerging Markets Value Fund

Date:  September 23, 2013

By:  /s/ David R. Martin
     ---------------------------------------
     David R. Martin
     Principal Financial Officer
     Dimensional Emerging Markets Value Fund

Date:  September 23, 2013